UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
All Cap Growth Fund
July 31, 2016

All Cap Growth - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Air Freight and Logistics — 1.5%
FedEx Corp.	100,896	16,335,062
Airlines — 1.1%
American Airlines Group, Inc.	215,768	7,659,764
Spirit Airlines, Inc.(1)	91,521	3,912,523
		11,572,287
Automobiles — 0.5%
Tesla Motors, Inc.(1)	24,553	5,764,799
Banks — 0.8%
BankUnited, Inc.	101,635	3,051,083
SVB Financial Group(1)	48,294	4,849,683
		7,900,766
Beverages — 1.7%
Constellation Brands, Inc., Class A	91,271	15,025,945
Monster Beverage Corp.(1)	20,256	3,253,721
		18,279,666
Biotechnology — 5.0%
Alexion Pharmaceuticals, Inc.(1)	91,171	11,724,591
Biogen, Inc.(1)	40,807	11,831,173
Gilead Sciences, Inc.	183,515	14,583,937
Shire plc	75,169	4,845,788
Vertex Pharmaceuticals, Inc.(1)	106,462	10,326,814
		53,312,303
Capital Markets — 2.0%
Affiliated Managers Group, Inc.(1)	34,464	5,058,626
Charles Schwab Corp. (The)	348,817	9,913,379
SEI Investments Co.	129,888	5,844,960
		20,816,965
Chemicals — 1.7%
Axalta Coating Systems Ltd.(1)	193,586	5,526,880
Monsanto Co.	75,902	8,104,057
Scotts Miracle-Gro Co. (The), Class A	62,916	4,640,055
		18,270,992
Commercial Services and Supplies — 0.3%
KAR Auction Services, Inc.	80,741	3,453,293
Construction Materials — 0.2%
Vulcan Materials Co.	18,845	2,336,403
Consumer Finance — 1.0%
Discover Financial Services	189,853	10,791,245
Containers and Packaging — 0.6%
Ball Corp.	87,054	6,152,106
Distributors — 0.4%
LKQ Corp.(1)	124,059	4,266,389
Diversified Financial Services — 0.7%
S&P Global, Inc.	57,410	7,015,502
Diversified Telecommunication Services — 1.3%
SBA Communications Corp., Class A(1)	120,800	13,892,000

Electrical Equipment — 0.8%
AMETEK, Inc.	175,866	8,270,978
Food and Staples Retailing — 2.0%
Costco Wholesale Corp.	126,098	21,086,108
Food Products — 6.0%
Amplify Snack Brands, Inc.(1)	330,393	4,711,404
Blue Buffalo Pet Products, Inc.(1)	177,929	4,569,217
Kellogg Co.	199,150	16,471,696
Mead Johnson Nutrition Co.	61,176	5,456,899
Mondelez International, Inc., Class A	560,894	24,668,118
TreeHouse Foods, Inc.(1)	76,308	7,874,223
		63,751,557
Health Care Equipment and Supplies — 5.9%
Baxter International, Inc.	574,710	27,597,574
DexCom, Inc.(1)	53,564	4,940,208
Intuitive Surgical, Inc.(1)	11,415	7,942,100
Teleflex, Inc.	96,779	17,450,222
West Pharmaceutical Services, Inc.	56,205	4,512,137
		62,442,241
Health Care Providers and Services — 1.1%
Universal Health Services, Inc., Class B	37,035	4,797,144
VCA, Inc.(1)	94,225	6,722,011
		11,519,155
Hotels, Restaurants and Leisure — 4.1%
Chipotle Mexican Grill, Inc.(1)	11,442	4,851,294
McDonald's Corp.	101,505	11,942,063
MGM Resorts International(1)	338,829	8,125,119
Panera Bread Co., Class A(1)	30,277	6,640,352
Starbucks Corp.	210,859	12,240,365
		43,799,193
Household Durables — 2.1%
Newell Brands, Inc.	343,986	18,045,506
Whirlpool Corp.	23,048	4,433,513
		22,479,019
Internet and Catalog Retail — 3.7%
Amazon.com, Inc.(1)	36,981	28,061,553
Expedia, Inc.	37,883	4,419,052
Priceline Group, Inc. (The)(1)	4,605	6,220,480
		38,701,085
Internet Software and Services — 13.0%
Alibaba Group Holding Ltd. ADR(1)	66,059	5,448,546
Alphabet, Inc., Class A(1)	76,573	60,595,278
Alphabet, Inc., Class C(1)	30,462	23,418,881
CoStar Group, Inc.(1)	29,549	6,143,237
Facebook, Inc., Class A(1)	337,800	41,866,932
		137,472,874
IT Services — 3.2%
Alliance Data Systems Corp.(1)	50,994	11,811,230
MasterCard, Inc., Class A	236,807	22,553,499
		34,364,729
Machinery — 3.5%
Ingersoll-Rand plc	135,674	8,989,759
Middleby Corp. (The)(1)	114,167	13,743,424

Snap-on, Inc.	54,120	8,506,040
Xylem, Inc.	131,668	6,295,047
		37,534,270
Media — 2.9%
Comcast Corp., Class A	380,540	25,591,315
Walt Disney Co. (The)	49,497	4,749,237
		30,340,552
Multiline Retail — 1.3%
Dollar Tree, Inc.(1)	147,735	14,225,403
Oil, Gas and Consumable Fuels — 1.1%
Concho Resources, Inc.(1)	45,864	5,696,309
Newfield Exploration Co.(1)	13,215	572,209
Pioneer Natural Resources Co.	32,835	5,337,986
		11,606,504
Pharmaceuticals — 4.6%
Allergan plc(1)	86,537	21,889,534
Bristol-Myers Squibb Co.	133,806	10,010,027
Zoetis, Inc.	324,361	16,370,500
		48,270,061
Professional Services — 1.1%
Nielsen Holdings plc	214,600	11,558,356
Real Estate Investment Trusts (REITs) — 0.4%
Crown Castle International Corp.	41,647	4,041,008
Road and Rail — 3.3%
Canadian Pacific Railway Ltd., New York Shares	105,664	15,826,354
J.B. Hunt Transport Services, Inc.	70,765	5,882,694
Norfolk Southern Corp.	141,524	12,706,025
		34,415,073
Semiconductors and Semiconductor Equipment — 1.9%
Applied Materials, Inc.	467,503	12,290,654
Broadcom Ltd.	48,668	7,883,242
		20,173,896
Software — 6.9%
Adobe Systems, Inc.(1)	146,090	14,296,367
Electronic Arts, Inc.(1)	271,863	20,748,584
Microsoft Corp.	68,682	3,892,896
Oracle Corp.	446,511	18,324,811
salesforce.com, inc.(1)	152,502	12,474,664
Take-Two Interactive Software, Inc.(1)	92,220	3,705,400
		73,442,722
Specialty Retail — 6.4%
AutoZone, Inc.(1)	13,753	11,194,529
Burlington Stores, Inc.(1)	48,528	3,712,877
Home Depot, Inc. (The)	101,491	14,030,116
Lowe's Cos., Inc.	376,546	30,982,205
Ross Stores, Inc.	72,531	4,484,592
Williams-Sonoma, Inc.	54,701	2,958,230
		67,362,549
Technology Hardware, Storage and Peripherals — 3.0%
Apple, Inc.	304,804	31,763,625
Textiles, Apparel and Luxury Goods — 1.2%
Coach, Inc.	83,484	3,598,995

NIKE, Inc., Class B	166,260	9,227,430
		12,826,425
Tobacco — 0.6%
Philip Morris International, Inc.	67,379	6,755,419
TOTAL COMMON STOCKS (Cost $717,838,809)		1,048,362,580
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $6,225,188), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $6,103,051)		6,103,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,927	1,927
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,104,927)		6,104,927
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $723,943,736)		1,054,467,507
OTHER ASSETS AND LIABILITIES — 0.5%		5,209,168
TOTAL NET ASSETS — 100.0%		$1,059,676,675

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	11,698,188	CAD	15,299,827	Morgan Stanley	9/30/16	(23,458)
USD	405,572	CAD	523,486	Morgan Stanley	9/30/16	4,514
USD	547,432	CAD	714,959	Morgan Stanley	9/30/16	(319)
USD	485,416	CAD	627,272	Morgan Stanley	9/30/16	4,844
USD	404,901	CAD	527,491	Morgan Stanley	9/30/16	775
USD	772,439	CAD	1,007,333	Morgan Stanley	9/30/16	691
USD	1,623,864	GBP	1,230,452	Credit Suisse AG	9/30/16	(6,243)
USD	1,203,780	GBP	913,234	Credit Suisse AG	9/30/16	(6,076)
USD	571,473	GBP	434,438	Credit Suisse AG	9/30/16	(4,072)
USD	974,415	GBP	740,888	Credit Suisse AG	9/30/16	(7,115)
						(36,459)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,043,516,792	4,845,788	—
Temporary Cash Investments	1,927	6,103,000	—
	1,043,518,719	10,948,788	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	10,824	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	47,283	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$724,200,590
Gross tax appreciation of investments	$340,457,556
Gross tax depreciation of investments	(10,190,639)
Net tax appreciation (depreciation) of investments	$330,266,917

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
July 31, 2016

Balanced - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 60.1%
Aerospace and Defense — 1.0%
Boeing Co. (The)	46,999	6,281,887
Spirit AeroSystems Holdings, Inc., Class A(1)	51,074	2,215,590
		8,497,477
Airlines — 0.9%
Alaska Air Group, Inc.	15,616	1,049,708
Delta Air Lines, Inc.	22,931	888,576
JetBlue Airways Corp.(1)	114,177	2,092,864
United Continental Holdings, Inc.(1)	73,857	3,463,155
		7,494,303
Auto Components — 0.9%
Goodyear Tire & Rubber Co. (The)	129,985	3,726,670
Lear Corp.	31,216	3,541,455
		7,268,125
Banks — 1.6%
BB&T Corp.	36,051	1,329,200
Citigroup, Inc.	174,252	7,633,980
JPMorgan Chase & Co.	38,081	2,436,042
Wells Fargo & Co.	44,110	2,115,957
		13,515,179
Beverages — 1.2%
Coca-Cola Co. (The)	11,769	513,482
Dr Pepper Snapple Group, Inc.	8,839	870,730
PepsiCo, Inc.	76,546	8,337,390
		9,721,602
Biotechnology — 3.3%
AbbVie, Inc.	103,282	6,840,367
Amgen, Inc.	47,342	8,144,244
Biogen, Inc.(1)	20,739	6,012,858
Gilead Sciences, Inc.	76,753	6,099,561
United Therapeutics Corp.(1)	4,458	539,463
		27,636,493
Building Products — 0.8%
AO Smith Corp.	3,676	341,464
Owens Corning	85,557	4,526,821
USG Corp.(1)	51,503	1,450,324
		6,318,609
Capital Markets — 0.5%
Eaton Vance Corp.	84,282	3,186,703
TD Ameritrade Holding Corp.	43,565	1,322,633
		4,509,336
Chemicals — 2.4%
Air Products & Chemicals, Inc.	35,835	5,354,466
Cabot Corp.	79,424	3,867,154
Dow Chemical Co. (The)	99,652	5,348,323
Ecolab, Inc.	1,036	122,642
PPG Industries, Inc.	40,607	4,251,959

RPM International, Inc.	10,416	565,172
		19,509,716
Communications Equipment — 1.0%
Cisco Systems, Inc.	272,040	8,305,381
Consumer Finance — 1.5%
American Express Co.	77,668	5,006,479
Discover Financial Services	86,037	4,890,343
Synchrony Financial(1)	93,285	2,600,786
		12,497,608
Containers and Packaging — 0.2%
Avery Dennison Corp.	16,533	1,287,755
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	21,469	3,097,333
Nasdaq, Inc.	61,161	4,327,752
		7,425,085
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	207,081	8,964,537
Verizon Communications, Inc.	89,591	4,964,237
		13,928,774
Electric Utilities — 0.1%
NextEra Energy, Inc.	3,727	478,137
Energy Equipment and Services — 0.7%
Atwood Oceanics, Inc.	53,420	570,526
FMC Technologies, Inc.(1)	129,102	3,276,609
Rowan Cos. plc	101,189	1,542,120
		5,389,255
Food and Staples Retailing — 0.9%
Wal-Mart Stores, Inc.	96,907	7,071,304
Food Products — 2.6%
Campbell Soup Co.	15,339	955,160
Dean Foods Co.	129,302	2,386,915
General Mills, Inc.	48,173	3,463,157
Hershey Co. (The)	29,765	3,296,771
Hormel Foods Corp.	111,541	4,166,056
Ingredion, Inc.	12,303	1,639,252
Pilgrim's Pride Corp.	52,911	1,230,181
Tyson Foods, Inc., Class A	62,674	4,612,806
		21,750,298
Gas Utilities — 0.4%
ONE Gas, Inc.	26,146	1,698,444
Southwest Gas Corp.	24,558	1,903,245
		3,601,689
Health Care Equipment and Supplies — 2.5%
Becton Dickinson and Co.	25,751	4,532,176
C.R. Bard, Inc.	19,301	4,318,213
Danaher Corp.	52,060	4,239,766
Medtronic plc	77,847	6,821,733
ResMed, Inc.	7,167	493,663
St. Jude Medical, Inc.	8,277	687,322
		21,092,873
Health Care Providers and Services — 1.0%
Aetna, Inc.	21,340	2,458,581
AmerisourceBergen Corp.	22,125	1,884,829

Express Scripts Holding Co.(1)	54,424	4,140,034
		8,483,444
Hotels, Restaurants and Leisure — 1.3%
Bloomin' Brands, Inc.	81,751	1,469,883
Carnival Corp.	90,679	4,236,523
Darden Restaurants, Inc.	64,367	3,962,433
McDonald's Corp.	11,730	1,380,034
		11,048,873
Household Durables — 0.3%
Whirlpool Corp.	12,780	2,458,361
Household Products — 1.8%
Kimberly-Clark Corp.	37,307	4,833,122
Procter & Gamble Co. (The)	121,183	10,372,053
		15,205,175
Independent Power and Renewable Electricity Producers†
Ormat Technologies, Inc.	4,941	225,507
Industrial Conglomerates — 1.7%
3M Co.	33,432	5,962,931
Carlisle Cos., Inc.	35,756	3,693,237
General Electric Co.	129,062	4,018,991
		13,675,159
Insurance — 0.8%
Aflac, Inc.	8,813	637,004
Hanover Insurance Group, Inc. (The)	41,388	3,407,888
RenaissanceRe Holdings Ltd.	848	99,657
Unum Group	76,382	2,551,922
		6,696,471
Internet and Catalog Retail — 0.9%
Amazon.com, Inc.(1)	10,368	7,867,342
Internet Software and Services — 3.1%
Alphabet, Inc., Class A(1)	20,398	16,141,753
Facebook, Inc., Class A(1)	75,091	9,306,779
		25,448,532
IT Services — 0.9%
International Business Machines Corp.	48,015	7,712,169
Leisure Products — 0.2%
Hasbro, Inc.	15,226	1,236,808
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc.	36,972	5,872,633
Machinery — 1.2%
Fortive Corp.(1)	13,681	659,561
PACCAR, Inc.	59,095	3,484,832
Stanley Black & Decker, Inc.	37,722	4,590,767
Toro Co. (The)	16,883	1,552,392
		10,287,552
Media — 1.2%
CBS Corp., Class B	2,228	116,346
Time Warner, Inc.	61,611	4,722,483
Viacom, Inc., Class B	95,008	4,320,014
Walt Disney Co. (The)	6,907	662,727
		9,821,570
Metals and Mining — 0.8%
Barrick Gold Corp.	44,771	978,694
Nucor Corp.	80,879	4,338,349

Reliance Steel & Aluminum Co.	13,940	1,093,454
		6,410,497
Multi-Utilities†
CenterPoint Energy, Inc.	5,975	142,922
Multiline Retail — 0.7%
Target Corp.	74,403	5,604,778
Oil, Gas and Consumable Fuels — 2.1%
Apache Corp.	12,491	655,778
Chevron Corp.	49,266	5,048,780
Exxon Mobil Corp.	110,291	9,810,384
World Fuel Services Corp.	45,109	2,147,188
		17,662,130
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	25,756	2,392,732
Pharmaceuticals — 3.0%
Johnson & Johnson	42,424	5,312,757
Merck & Co., Inc.	140,311	8,230,643
Mylan NV(1)	92,388	4,322,835
Pfizer, Inc.	188,173	6,941,702
		24,807,937
Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	26,998	3,125,558
Equity Residential	3,274	222,599
Host Hotels & Resorts, Inc.	233,379	4,140,144
Lamar Advertising Co., Class A	60,950	4,136,067
Ryman Hospitality Properties, Inc.	36,667	2,062,152
Sunstone Hotel Investors, Inc.	93,521	1,243,829
WP Carey, Inc.	19,849	1,442,030
		16,372,379
Real Estate Management and Development — 0.1%
Realogy Holdings Corp.(1)	37,783	1,170,895
Semiconductors and Semiconductor Equipment — 2.9%
Applied Materials, Inc.	183,360	4,820,534
Intel Corp.	252,396	8,798,525
NVIDIA Corp.	9,466	540,509
QUALCOMM, Inc.	111,330	6,967,031
Teradyne, Inc.	27,306	539,293
Xilinx, Inc.	40,421	2,064,705
		23,730,597
Software — 4.1%
Adobe Systems, Inc.(1)	57,114	5,589,176
Electronic Arts, Inc.(1)	25,004	1,908,305
Intuit, Inc.	6,900	765,831
Microsoft Corp.	280,431	15,894,829
Oracle Corp.	109,892	4,509,968
Synopsys, Inc.(1)	22,339	1,209,880
VMware, Inc., Class A(1)	58,401	4,262,105
		34,140,094
Specialty Retail — 0.5%
Best Buy Co., Inc.	92,538	3,109,277
Foot Locker, Inc.	13,294	792,588
		3,901,865

Technology Hardware, Storage and Peripherals — 2.0%
Apple, Inc.	107,183	11,169,540
EMC Corp.	54,933	1,553,505
HP, Inc.	255,945	3,585,790
		16,308,835
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.(1)	141,932	3,400,691
Tobacco — 0.8%
Altria Group, Inc.	41,921	2,838,052
Philip Morris International, Inc.	40,778	4,088,402
		6,926,454
Trading Companies and Distributors — 0.2%
HD Supply Holdings, Inc.(1)	45,031	1,629,672
TOTAL COMMON STOCKS (Cost $415,706,772)		497,941,073
CORPORATE BONDS — 12.8%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	190,000	196,310
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	273,438
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	85,066
United Technologies Corp., 6.05%, 6/1/36	250,000	341,764
		896,578
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(2)	200,000	206,000
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	150,000	156,750
		362,750
Automobiles — 0.3%
American Honda Finance Corp., 1.50%, 9/11/17(2)	70,000	70,422
American Honda Finance Corp., 2.125%, 10/10/18	150,000	153,748
Daimler Finance North America LLC, 1.875%, 1/11/18(2)	210,000	211,852
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	200,000	201,703
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	400,000	423,105
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	179,117
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	508,230
General Motors Co., 5.00%, 4/1/35	210,000	222,690
General Motors Financial Co., Inc., 3.25%, 5/15/18	350,000	359,337
General Motors Financial Co., Inc., 3.10%, 1/15/19	110,000	112,521
General Motors Financial Co., Inc., 3.20%, 7/6/21	140,000	142,317
General Motors Financial Co., Inc., 5.25%, 3/1/26	60,000	67,142
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)	150,000	154,125
		2,806,309
Banks — 2.2%
Bank of America Corp., 6.50%, 8/1/16	480,000	480,000
Bank of America Corp., 5.75%, 12/1/17	360,000	380,143
Bank of America Corp., 5.625%, 7/1/20	110,000	124,896
Bank of America Corp., 5.70%, 1/24/22	220,000	258,061
Bank of America Corp., 4.10%, 7/24/23	70,000	76,406
Bank of America Corp., MTN, 4.00%, 4/1/24	220,000	237,766
Bank of America Corp., MTN, 4.20%, 8/26/24	380,000	400,765
Bank of America Corp., MTN, 4.00%, 1/22/25	300,000	312,299
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	131,168
Bank of America N.A., 5.30%, 3/15/17	870,000	892,314
Barclays plc, 5.14%, 10/14/20	200,000	215,946
Barclays plc, 4.375%, 1/12/26	200,000	207,482

Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	600,000	652,098
BPCE SA, 5.15%, 7/21/24(2)		$200,000	211,804
BPCE SA, MTN, VRN, 2.75%, 11/30/22	EUR	700,000	819,277
Branch Banking & Trust Co., 3.625%, 9/16/25		$113,000	122,358
Branch Banking & Trust Co., 3.80%, 10/30/26		130,000	143,301
Capital One Financial Corp., 4.20%, 10/29/25		445,000	465,016
Capital One N.A., 2.35%, 8/17/18		250,000	253,931
Citigroup, Inc., 1.75%, 5/1/18		710,000	712,993
Citigroup, Inc., 4.05%, 7/30/22		70,000	74,485
Citigroup, Inc., 4.45%, 9/29/27		1,040,000	1,093,394
Commerzbank AG, 8.125%, 9/19/23(2)		200,000	233,436
Cooperatieve Rabobank UA, 3.875%, 2/8/22		430,000	470,362
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	500,000	649,290
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	500,000	593,667
Fifth Third Bancorp, 4.30%, 1/16/24		$110,000	119,376
Fifth Third Bank, 2.875%, 10/1/21		250,000	262,272
HBOS plc, MTN, 6.75%, 5/21/18(2)		300,000	323,848
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	500,000	609,826
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$230,000	220,452
JPMorgan Chase & Co., 2.55%, 3/1/21		420,000	430,452
JPMorgan Chase & Co., 4.625%, 5/10/21		460,000	513,108
JPMorgan Chase & Co., 3.25%, 9/23/22		220,000	232,525
JPMorgan Chase & Co., 3.875%, 9/10/24		370,000	390,673
JPMorgan Chase & Co., 3.125%, 1/23/25		570,000	586,499
JPMorgan Chase & Co., 4.95%, 6/1/45		100,000	115,103
KeyCorp, MTN, 2.30%, 12/13/18		220,000	223,952
KFW, 2.00%, 10/4/22		300,000	311,250
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		230,000	245,141
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	600,000	659,556
SunTrust Bank, 3.30%, 5/15/26		$200,000	207,901
U.S. Bancorp, MTN, 3.00%, 3/15/22		110,000	116,898
U.S. Bancorp, MTN, 3.60%, 9/11/24		330,000	359,112
Wells Fargo & Co., 4.125%, 8/15/23		200,000	218,115
Wells Fargo & Co., 3.00%, 4/22/26		450,000	463,005
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,167
Wells Fargo & Co., MTN, 2.60%, 7/22/20		320,000	330,829
Wells Fargo & Co., MTN, 3.55%, 9/29/25		160,000	172,174
Wells Fargo & Co., MTN, 4.10%, 6/3/26		210,000	227,862
Wells Fargo & Co., MTN, 4.65%, 11/4/44		200,000	219,002
Wells Fargo & Co., MTN, 4.40%, 6/14/46		100,000	106,063
			17,897,819
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		310,000	327,261
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		330,000	354,207
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		370,000	455,127
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		390,000	449,721
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		360,000	369,500
Coca-Cola Co. (The), 1.80%, 9/1/16		180,000	180,192
Molson Coors Brewing Co., 3.00%, 7/15/26		140,000	143,309
Pernod Ricard SA, 2.95%, 1/15/17(2)		180,000	181,248
			2,460,565
Biotechnology — 0.4%
AbbVie, Inc., 1.75%, 11/6/17		300,000	301,738

AbbVie, Inc., 2.90%, 11/6/22		220,000	227,929
AbbVie, Inc., 3.60%, 5/14/25		120,000	127,532
AbbVie, Inc., 4.40%, 11/6/42		240,000	254,390
AbbVie, Inc., 4.45%, 5/14/46		40,000	42,760
Amgen, Inc., 4.66%, 6/15/51(2)		289,000	312,533
Biogen, Inc., 3.625%, 9/15/22		370,000	397,840
Celgene Corp., 3.25%, 8/15/22		190,000	199,682
Celgene Corp., 3.625%, 5/15/24		300,000	319,297
Celgene Corp., 3.875%, 8/15/25		190,000	206,590
Gilead Sciences, Inc., 4.40%, 12/1/21		310,000	350,846
Gilead Sciences, Inc., 3.65%, 3/1/26		330,000	360,581
			3,101,718
Building Products†
Masco Corp., 4.45%, 4/1/25		170,000	181,475
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	500,000	723,905
Ameriprise Financial, Inc., 4.00%, 10/15/23		$140,000	154,163
Jefferies Group LLC, 5.125%, 4/13/18		110,000	114,943
			993,011
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22		160,000	166,600
Dow Chemical Co. (The), 4.25%, 11/15/20		62,000	67,843
Eastman Chemical Co., 3.60%, 8/15/22		198,000	210,243
Ecolab, Inc., 4.35%, 12/8/21		250,000	282,852
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	216,832
LyondellBasell Industries NV, 4.625%, 2/26/55		140,000	139,425
Mosaic Co. (The), 5.625%, 11/15/43		120,000	135,048
			1,218,843
Commercial Services and Supplies — 0.1%
Covanta Holding Corp., 5.875%, 3/1/24		150,000	149,250
Pitney Bowes, Inc., 4.625%, 3/15/24		110,000	115,882
Republic Services, Inc., 3.55%, 6/1/22		220,000	238,190
Waste Management, Inc., 4.10%, 3/1/45		150,000	172,109
			675,431
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39		130,000	180,565
Construction Materials†
Owens Corning, 4.20%, 12/15/22		160,000	170,805
Consumer Discretionary†
Newell Brands, Inc., 4.20%, 4/1/26		110,000	120,396
Consumer Finance — 0.4%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		250,000	263,134
American Express Co., 1.55%, 5/22/18		220,000	221,206
American Express Credit Corp., 2.60%, 9/14/20		115,000	119,050
Capital One Bank USA N.A., 2.30%, 6/5/19		250,000	254,021
Capital One Bank USA N.A., 3.375%, 2/15/23		250,000	258,656
CIT Group, Inc., 4.25%, 8/15/17		470,000	480,222
CIT Group, Inc., 5.00%, 8/15/22		90,000	94,950
Discover Bank, 2.00%, 2/21/18		250,000	251,114
Discover Bank, 3.45%, 7/27/26		250,000	252,475
Equifax, Inc., 3.30%, 12/15/22		140,000	148,652
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		300,000	318,786
PNC Bank N.A., 6.00%, 12/7/17		290,000	307,429

Synchrony Financial, 2.60%, 1/15/19		160,000	162,172
Synchrony Financial, 3.00%, 8/15/19		90,000	92,048
			3,223,915
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23		180,000	183,375
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		210,000	218,137
WestRock RKT Co., 3.50%, 3/1/20		140,000	146,593
WestRock RKT Co., 4.00%, 3/1/23		240,000	253,997
			802,102
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		110,000	111,762
George Washington University (The), 3.55%, 9/15/46		115,000	116,809
			228,571
Diversified Financial Services — 1.2%
Ally Financial, Inc., 2.75%, 1/30/17		340,000	342,117
BNP Paribas SA, 4.375%, 9/28/25(2)		200,000	207,025
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	500,000	579,155
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21(2)		$280,000	284,651
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	600,000	613,247
GE Capital International Funding Unlimited Co., 2.34%, 11/15/20		$694,000	720,332
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		330,000	334,467
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		530,000	544,420
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		110,000	122,854
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		460,000	536,123
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		300,000	325,558
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		160,000	166,890
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		130,000	137,660
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		260,000	334,579
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		100,000	110,175
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		220,000	252,391
HSBC Holdings plc, 2.95%, 5/25/21		200,000	203,757
HSBC Holdings plc, 4.30%, 3/8/26		200,000	214,801
Morgan Stanley, 2.50%, 4/21/21		200,000	202,589
Morgan Stanley, 5.00%, 11/24/25		610,000	679,478
Morgan Stanley, MTN, 6.625%, 4/1/18		690,000	747,890
Morgan Stanley, MTN, 5.625%, 9/23/19		870,000	970,316
Morgan Stanley, MTN, 3.70%, 10/23/24		300,000	317,649
Morgan Stanley, MTN, 3.125%, 7/27/26		70,000	70,885
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	600,000	798,577
S&P Global, Inc., 3.30%, 8/14/20		$120,000	125,556
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(2)		200,000	211,596
			10,154,738
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 5.00%, 3/1/21		250,000	283,232
AT&T, Inc., 3.60%, 2/17/23		200,000	212,807
AT&T, Inc., 4.45%, 4/1/24		120,000	133,054
AT&T, Inc., 3.40%, 5/15/25		890,000	923,387
AT&T, Inc., 6.55%, 2/15/39		287,000	367,231
AT&T, Inc., 4.30%, 12/15/42		130,000	129,946
British Telecommunications plc, 5.95%, 1/15/18		480,000	512,779
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		140,000	149,450
Frontier Communications Corp., 8.50%, 4/15/20		150,000	161,962
Frontier Communications Corp., 11.00%, 9/15/25		50,000	53,625

Orange SA, 4.125%, 9/14/21	210,000	232,894
Orange SA, 5.50%, 2/6/44	80,000	103,445
Telecom Italia Capital SA, 6.00%, 9/30/34	120,000	118,200
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	115,061
Verizon Communications, Inc., 3.50%, 11/1/21	130,000	140,696
Verizon Communications, Inc., 5.15%, 9/15/23	350,000	411,047
Verizon Communications, Inc., 2.625%, 8/15/26(3)	160,000	160,314
Verizon Communications, Inc., 5.05%, 3/15/34	570,000	644,937
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	166,673
Verizon Communications, Inc., 4.86%, 8/21/46	250,000	279,842
Verizon Communications, Inc., 5.01%, 8/21/54	199,000	220,156
		5,520,738
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)	130,000	130,650
Electronic Equipment, Instruments and Components†
Avnet, Inc., 4.625%, 4/15/26	50,000	52,194
Energy Equipment and Services†
Ensco plc, 5.20%, 3/15/25	100,000	68,125
Halliburton Co., 3.80%, 11/15/25	220,000	227,600
		295,725
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22	220,000	239,167
CVS Health Corp., 2.75%, 12/1/22	170,000	177,774
CVS Health Corp., 5.125%, 7/20/45	110,000	140,048
Dollar General Corp., 3.25%, 4/15/23	260,000	273,803
Koninklijke Ahold Delhaize NV, 5.70%, 10/1/40	90,000	111,305
Kroger Co. (The), 3.30%, 1/15/21	330,000	353,286
Sysco Corp., 3.30%, 7/15/26	100,000	105,731
Target Corp., 2.50%, 4/15/26	210,000	218,581
Wal-Mart Stores, Inc., 5.625%, 4/15/41	110,000	152,931
Wal-Mart Stores, Inc., 4.30%, 4/22/44	390,000	468,619
		2,241,245
Food Products — 0.1%
Kraft Heinz Foods Co., 3.95%, 7/15/25(2)	100,000	110,331
Kraft Heinz Foods Co., 5.00%, 6/4/42	220,000	258,824
Kraft Heinz Foods Co., 5.20%, 7/15/45(2)	140,000	172,259
Kraft Heinz Foods Co., 4.375%, 6/1/46(2)	120,000	131,210
Tyson Foods, Inc., 4.50%, 6/15/22	180,000	200,300
		872,924
Gas Utilities — 0.5%
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	137,855
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	106,775
Enbridge, Inc., 4.50%, 6/10/44	120,000	105,618
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	162,375
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	207,830
Energy Transfer Partners LP, 3.60%, 2/1/23	160,000	156,121
Energy Transfer Partners LP, 4.90%, 3/15/35	70,000	64,863
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	191,098
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	484,981
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	140,000	147,734
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	210,000	235,382
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	182,126
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	229,126

Kinder Morgan, Inc., 4.30%, 6/1/25	80,000	83,008
Kinder Morgan, Inc., 5.55%, 6/1/45	150,000	151,024
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	112,438
MPLX LP, 4.875%, 12/1/24(2)	130,000	128,997
MPLX LP, 4.875%, 6/1/25(2)	150,000	150,182
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	305,187
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	326,534
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	100,000	99,610
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	45,875
Williams Cos., Inc. (The), 5.75%, 6/24/44	90,000	83,025
Williams Partners LP, 4.125%, 11/15/20	200,000	202,593
Williams Partners LP, 5.40%, 3/4/44	240,000	225,195
		4,325,552
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24	360,000	392,475
Medtronic, Inc., 2.50%, 3/15/20	130,000	135,445
Medtronic, Inc., 3.50%, 3/15/25	230,000	252,244
Medtronic, Inc., 4.375%, 3/15/35	360,000	415,673
St. Jude Medical, Inc., 2.00%, 9/15/18	110,000	111,925
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120,000	122,681
		1,430,443
Health Care Providers and Services — 0.2%
Aetna, Inc., 2.75%, 11/15/22	130,000	133,310
Aetna, Inc., 4.375%, 6/15/46	120,000	124,893
Ascension Health, 3.95%, 11/15/46	40,000	45,353
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	49,000	49,740
Express Scripts Holding Co., 3.40%, 3/1/27	80,000	81,505
HCA, Inc., 3.75%, 3/15/19	310,000	322,400
Mylan NV, 3.95%, 6/15/26(2)	130,000	136,559
NYU Hospitals Center, 4.43%, 7/1/42	90,000	98,993
UnitedHealth Group, Inc., 2.875%, 12/15/21	230,000	243,704
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	326,194
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	111,429
Universal Health Services, Inc., 4.75%, 8/1/22(2)	130,000	134,225
		1,808,305
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	100,000	107,667
McDonald's Corp., MTN, 3.375%, 5/26/25	80,000	86,374
McDonald's Corp., MTN, 4.60%, 5/26/45	70,000	81,237
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	160,000	172,800
Wyndham Worldwide Corp., 2.95%, 3/1/17	110,000	110,852
		558,930
Household Durables — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18	270,000	275,062
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	123,200
Lennar Corp., 4.75%, 12/15/17	210,000	217,088
Lennar Corp., 4.75%, 4/1/21	152,000	160,740
Lennar Corp., 4.75%, 5/30/25	40,000	40,800
M.D.C Holdings, Inc., 5.50%, 1/15/24	140,000	144,550
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	112,250
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	100,000	103,000
		1,176,690

Industrial Conglomerates — 0.1%
General Electric Co., 2.70%, 10/9/22		210,000	221,493
General Electric Co., 4.125%, 10/9/42		180,000	203,354
General Electric Co., MTN, 4.375%, 9/16/20		250,000	278,884
General Electric Co., MTN, 4.65%, 10/17/21		120,000	137,624
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		170,000	181,511
			1,022,866
Insurance — 0.7%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		150,000	155,625
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	600,000	782,306
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$90,000	94,669
American International Group, Inc., 4.125%, 2/15/24		550,000	592,796
American International Group, Inc., 4.50%, 7/16/44		120,000	121,996
American International Group, Inc., MTN, 5.85%, 1/16/18		210,000	223,824
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		140,000	156,371
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		90,000	95,737
Berkshire Hathaway, Inc., 4.50%, 2/11/43		220,000	262,130
Chubb INA Holdings, Inc., 3.15%, 3/15/25		280,000	298,540
Chubb INA Holdings, Inc., 3.35%, 5/3/26		110,000	118,847
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	500,000	560,164
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$50,000	60,985
International Lease Finance Corp., 6.25%, 5/15/19		100,000	109,913
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)		60,000	67,199
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)		210,000	222,603
Lincoln National Corp., 6.25%, 2/15/20		50,000	56,405
Markel Corp., 4.90%, 7/1/22		190,000	211,057
Markel Corp., 3.625%, 3/30/23		100,000	103,926
MetLife, Inc., 4.125%, 8/13/42		110,000	112,352
MetLife, Inc., 4.875%, 11/13/43		110,000	124,430
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		200,000	206,046
Principal Financial Group, Inc., 3.30%, 9/15/22		70,000	72,745
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		70,000	79,095
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		370,000	443,605
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)		120,000	127,065
Travelers Cos., Inc. (The), 4.60%, 8/1/43		100,000	122,643
Travelers Cos., Inc. (The), 4.30%, 8/25/45		60,000	70,759
Voya Financial, Inc., 5.70%, 7/15/43		160,000	184,139
WR Berkley Corp., 4.625%, 3/15/22		130,000	142,747
WR Berkley Corp., 4.75%, 8/1/44		90,000	97,125
XLIT Ltd., 4.45%, 3/31/25		50,000	50,821
			6,128,665
Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21		200,000	214,600
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.45%, 6/5/17		150,000	149,985
Fidelity National Information Services, Inc., 5.00%, 3/15/22		100,000	103,562
Fidelity National Information Services, Inc., 4.50%, 10/15/22		180,000	200,313
Fidelity National Information Services, Inc., 3.50%, 4/15/23		110,000	115,260
Xerox Corp., 2.95%, 3/15/17		80,000	80,434
			649,554
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		150,000	159,493
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		148,000	155,401

Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	134,616
		449,510
Machinery†
Oshkosh Corp., 5.375%, 3/1/22	290,000	303,412
Media — 0.8%
21st Century Fox America, Inc., 3.70%, 10/15/25	220,000	243,527
21st Century Fox America, Inc., 6.90%, 8/15/39	150,000	207,656
21st Century Fox America, Inc., 4.75%, 9/15/44	150,000	171,132
CBS Corp., 3.50%, 1/15/25	100,000	104,330
CBS Corp., 4.85%, 7/1/42	60,000	64,486
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(2)	870,000	962,661
Comcast Corp., 6.40%, 5/15/38	310,000	442,162
Comcast Corp., 4.75%, 3/1/44	260,000	315,611
Discovery Communications LLC, 5.625%, 8/15/19	90,000	99,282
Discovery Communications LLC, 3.25%, 4/1/23	100,000	99,250
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	160,000	170,354
Lamar Media Corp., 5.375%, 1/15/24	180,000	189,900
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	428,505
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	126,569
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	160,000	165,600
Omnicom Group, Inc., 3.60%, 4/15/26	270,000	287,837
TEGNA, Inc., 5.125%, 7/15/20	330,000	343,250
Time Warner Cable, Inc., 6.75%, 7/1/18	130,000	142,613
Time Warner Cable, Inc., 5.50%, 9/1/41	70,000	76,065
Time Warner Cable, Inc., 4.50%, 9/15/42	100,000	97,567
Time Warner, Inc., 4.70%, 1/15/21	140,000	156,903
Time Warner, Inc., 3.60%, 7/15/25	400,000	432,245
Time Warner, Inc., 7.70%, 5/1/32	200,000	287,893
Time Warner, Inc., 5.35%, 12/15/43	120,000	145,964
Viacom, Inc., 3.125%, 6/15/22	190,000	190,189
Viacom, Inc., 4.25%, 9/1/23	160,000	170,266
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	200,000	200,500
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	170,000	196,579
		6,518,896
Metals and Mining — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21	111,000	121,690
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	82,038
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	110,000	114,480
Southern Copper Corp., 5.25%, 11/8/42	100,000	93,186
Steel Dynamics, Inc., 6.125%, 8/15/19	157,000	162,110
Vale Overseas Ltd., 5.625%, 9/15/19	90,000	95,175
		668,679
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	174,487
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	70,000	73,114
CMS Energy Corp., 8.75%, 6/15/19	180,000	216,251
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	163,674
Constellation Energy Group, Inc., 5.15%, 12/1/20	220,000	245,478
Consumers Energy Co., 2.85%, 5/15/22	50,000	51,922
Consumers Energy Co., 3.375%, 8/15/23	50,000	54,141
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	206,662
Dominion Resources, Inc., 2.75%, 9/15/22	210,000	214,421
Dominion Resources, Inc., 3.625%, 12/1/24	160,000	170,932

Dominion Resources, Inc., 4.90%, 8/1/41	50,000	57,075
DPL, Inc., 6.50%, 10/15/16	19,000	19,059
Duke Energy Corp., 3.55%, 9/15/21	90,000	97,222
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	158,962
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	236,712
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	147,054
Edison International, 3.75%, 9/15/17	130,000	133,775
Exelon Corp., 4.45%, 4/15/46	110,000	121,634
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	128,843
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	75,331
FirstEnergy Corp., 2.75%, 3/15/18	135,000	136,728
FirstEnergy Corp., 4.25%, 3/15/23	180,000	191,549
Florida Power & Light Co., 4.125%, 2/1/42	140,000	162,907
Georgia Power Co., 4.30%, 3/15/42	70,000	77,395
IPALCO Enterprises, Inc., 5.00%, 5/1/18	230,000	242,650
MidAmerican Energy Co., 4.40%, 10/15/44	150,000	178,794
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	210,000	206,325
NiSource Finance Corp., 5.65%, 2/1/45	100,000	131,693
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	131,096
Progress Energy, Inc., 3.15%, 4/1/22	90,000	94,013
Sempra Energy, 2.875%, 10/1/22	200,000	205,442
Southern Power Co., 5.15%, 9/15/41	40,000	45,419
Virginia Electric & Power Co., 3.45%, 2/15/24	160,000	173,970
Virginia Electric & Power Co., 4.45%, 2/15/44	80,000	94,856
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	59,920
		4,879,506
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	190,000	185,666
Oil, Gas and Consumable Fuels — 0.8%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	180,000	186,525
Anadarko Petroleum Corp., 5.55%, 3/15/26	180,000	196,928
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	123,321
Apache Corp., 4.75%, 4/15/43	120,000	119,758
BP Capital Markets plc, 4.50%, 10/1/20	100,000	111,213
BP Capital Markets plc, 2.75%, 5/10/23	200,000	202,840
Chevron Corp., 2.10%, 5/16/21	280,000	286,493
Cimarex Energy Co., 4.375%, 6/1/24	220,000	230,336
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	151,410
Concho Resources, Inc., 7.00%, 1/15/21	330,000	342,787
Concho Resources, Inc., 6.50%, 1/15/22	90,000	92,025
Concho Resources, Inc., 5.50%, 4/1/23	80,000	79,400
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	49,933
Continental Resources, Inc., 5.00%, 9/15/22	110,000	103,400
Ecopetrol SA, 4.125%, 1/16/25	90,000	83,628
EOG Resources, Inc., 5.625%, 6/1/19	150,000	165,194
EOG Resources, Inc., 4.10%, 2/1/21	130,000	141,385
Exxon Mobil Corp., 2.71%, 3/6/25	280,000	293,250
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	106,317
Hess Corp., 6.00%, 1/15/40	190,000	199,772
Marathon Oil Corp., 3.85%, 6/1/25	90,000	81,848
Newfield Exploration Co., 5.75%, 1/30/22	220,000	220,000
Noble Energy, Inc., 4.15%, 12/15/21	290,000	307,903
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	129,780

Petroleos Mexicanos, 4.875%, 1/24/22	240,000	247,200
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	57,000
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	51,948
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	209,275
Phillips 66, 4.30%, 4/1/22	250,000	274,405
Shell International Finance BV, 2.375%, 8/21/22	130,000	133,495
Shell International Finance BV, 3.25%, 5/11/25	200,000	211,202
Shell International Finance BV, 3.625%, 8/21/42	140,000	138,793
Statoil ASA, 2.45%, 1/17/23	190,000	193,959
Statoil ASA, 3.95%, 5/15/43	150,000	155,674
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	150,000	156,094
Tesoro Corp., 5.375%, 10/1/22	100,000	103,125
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	124,731
Total Capital SA, 2.125%, 8/10/18	140,000	142,654
		6,205,001
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	250,000	256,431
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	350,000	397,457
International Paper Co., 6.00%, 11/15/41	70,000	84,636
		738,524
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24	320,000	342,047
Actavis Funding SCS, 4.55%, 3/15/35	150,000	162,092
Actavis, Inc., 1.875%, 10/1/17	220,000	221,281
Actavis, Inc., 3.25%, 10/1/22	200,000	209,049
Actavis, Inc., 4.625%, 10/1/42	60,000	65,415
Baxalta, Inc., 4.00%, 6/23/25	230,000	245,254
Forest Laboratories LLC, 4.875%, 2/15/21(2)	270,000	302,272
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	263,645
Merck & Co., Inc., 2.40%, 9/15/22	100,000	103,911
Merck & Co., Inc., 3.70%, 2/10/45	80,000	85,590
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	200,000	207,647
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	200,000	207,765
Roche Holdings, Inc., 3.35%, 9/30/24(2)	110,000	120,414
		2,536,382
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	144,958
American Tower Corp., 3.375%, 10/15/26	170,000	176,051
Boston Properties LP, 3.65%, 2/1/26	100,000	108,315
Crown Castle International Corp., 5.25%, 1/15/23	180,000	206,714
Crown Castle International Corp., 4.45%, 2/15/26	40,000	44,462
DDR Corp., 4.75%, 4/15/18	230,000	240,550
DDR Corp., 3.625%, 2/1/25	150,000	152,406
Essex Portfolio LP, 3.625%, 8/15/22	150,000	158,869
Essex Portfolio LP, 3.25%, 5/1/23	50,000	51,680
Hospitality Properties Trust, 4.65%, 3/15/24	450,000	464,862
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	102,231
Kilroy Realty LP, 3.80%, 1/15/23	140,000	146,639
Senior Housing Properties Trust, 4.75%, 5/1/24	180,000	185,945
Simon Property Group LP, 3.30%, 1/15/26	180,000	194,087
Ventas Realty LP, 4.125%, 1/15/26	100,000	108,274
Welltower, Inc., 2.25%, 3/15/18	50,000	50,532

Welltower, Inc., 3.75%, 3/15/23	130,000	136,223
		2,672,798
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	189,838
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	61,987
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	259,405
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	205,176
CSX Corp., 4.25%, 6/1/21	150,000	166,660
CSX Corp., 3.40%, 8/1/24	180,000	194,279
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	43,016
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	212,823
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	40,000	40,702
Union Pacific Corp., 4.00%, 2/1/21	100,000	110,304
Union Pacific Corp., 4.75%, 9/15/41	150,000	185,551
		1,669,741
Semiconductors and Semiconductor Equipment — 0.1%
Lam Research Corp., 3.90%, 6/15/26	230,000	247,376
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	200,000	206,500
		453,876
Software — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	210,000	219,810
Intuit, Inc., 5.75%, 3/15/17	254,000	261,474
Microsoft Corp., 2.70%, 2/12/25	360,000	375,078
Microsoft Corp., 3.125%, 11/3/25	110,000	118,212
Oracle Corp., 2.50%, 10/15/22	260,000	267,661
Oracle Corp., 3.625%, 7/15/23	280,000	305,771
Oracle Corp., 3.40%, 7/8/24	100,000	107,617
Oracle Corp., 4.30%, 7/8/34	160,000	175,521
Oracle Corp., 4.00%, 7/15/46	150,000	155,835
		1,986,979
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.625%, 6/1/22	190,000	200,067
Home Depot, Inc. (The), 3.35%, 9/15/25	120,000	132,701
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	511,376
United Rentals North America, Inc., 4.625%, 7/15/23	170,000	174,037
		1,018,181
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	160,000	160,346
Apple, Inc., 2.85%, 5/6/21	180,000	190,528
Apple, Inc., 2.50%, 2/9/25	240,000	244,078
Apple, Inc., 4.65%, 2/23/46	100,000	114,054
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(2)	370,000	397,688
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	280,000	295,717
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(2)	130,000	139,715
Seagate HDD Cayman, 4.75%, 6/1/23	210,000	195,998
		1,738,124
Textiles, Apparel and Luxury Goods†
PVH Corp., 4.50%, 12/15/22	210,000	217,350
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	270,000	285,145
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	200,437
Reynolds American, Inc., 4.45%, 6/12/25	250,000	282,764
		768,346

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	310,000	325,249
Sprint Communications, Inc., 6.00%, 12/1/16	150,000	151,687
Sprint Communications, Inc., 9.00%, 11/15/18(2)	180,000	195,750
T-Mobile USA, Inc., 6.46%, 4/28/19	210,000	214,200
		886,886
TOTAL CORPORATE BONDS (Cost $100,001,795)		105,802,529
U.S. TREASURY SECURITIES — 11.7%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,400,000	1,795,172
U.S. Treasury Bonds, 4.375%, 11/15/39	1,500,000	2,164,746
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,687,739
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,807,617
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,453,010
U.S. Treasury Bonds, 2.875%, 5/15/43	1,970,000	2,265,230
U.S. Treasury Bonds, 3.125%, 8/15/44	1,830,000	2,202,720
U.S. Treasury Bonds, 3.00%, 11/15/44	1,580,000	1,858,167
U.S. Treasury Bonds, 2.50%, 2/15/45	2,800,000	2,986,374
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	4,047,000	4,101,064
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,502,607
U.S. Treasury Notes, 1.875%, 10/31/17	2,400,000	2,437,642
U.S. Treasury Notes, 0.875%, 1/31/18	3,400,000	3,412,152
U.S. Treasury Notes, 1.00%, 3/15/18	7,150,000	7,190,498
U.S. Treasury Notes, 0.75%, 4/15/18	1,200,000	1,201,922
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	904,976
U.S. Treasury Notes, 1.375%, 7/31/18(4)	1,130,000	1,146,023
U.S. Treasury Notes, 1.25%, 10/31/18	2,350,000	2,379,145
U.S. Treasury Notes, 1.25%, 11/15/18	2,950,000	2,987,394
U.S. Treasury Notes, 1.25%, 11/30/18	3,100,000	3,139,596
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	203,141
U.S. Treasury Notes, 1.50%, 2/28/19	3,000,000	3,060,411
U.S. Treasury Notes, 1.625%, 7/31/19	2,800,000	2,871,204
U.S. Treasury Notes, 1.625%, 8/31/19	8,350,000	8,564,620
U.S. Treasury Notes, 1.50%, 10/31/19	5,650,000	5,774,255
U.S. Treasury Notes, 1.50%, 11/30/19	2,600,000	2,657,585
U.S. Treasury Notes, 1.625%, 12/31/19	950,000	975,160
U.S. Treasury Notes, 1.375%, 3/31/20	2,950,000	3,003,065
U.S. Treasury Notes, 1.375%, 4/30/20	1,500,000	1,527,070
U.S. Treasury Notes, 1.625%, 6/30/20	2,350,000	2,414,028
U.S. Treasury Notes, 1.75%, 12/31/20	600,000	619,875
U.S. Treasury Notes, 2.25%, 4/30/21	5,900,000	6,236,943
U.S. Treasury Notes, 2.00%, 10/31/21	3,250,000	3,402,344
U.S. Treasury Notes, 1.50%, 2/28/23	2,100,000	2,132,812
U.S. Treasury Notes, 1.375%, 6/30/23	580,000	583,602
U.S. Treasury Notes, 2.25%, 11/15/25	2,000,000	2,140,156
TOTAL U.S. TREASURY SECURITIES (Cost $91,834,158)		96,790,065
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 9.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
FHLMC, VRN, 1.78%, 8/15/16	112,749	114,866
FHLMC, VRN, 1.92%, 8/15/16	209,071	213,162
FHLMC, VRN, 1.97%, 8/15/16	149,366	154,171
FHLMC, VRN, 2.32%, 8/15/16	661,963	682,180
FHLMC, VRN, 2.41%, 8/15/16	316,966	336,101

FHLMC, VRN, 2.53%, 8/15/16	758,470	780,099
FHLMC, VRN, 2.68%, 8/15/16	140,504	148,898
FHLMC, VRN, 2.68%, 8/15/16	784,677	830,487
FHLMC, VRN, 2.77%, 8/15/16	291,820	308,097
FHLMC, VRN, 2.89%, 8/15/16	437,397	455,528
FHLMC, VRN, 2.91%, 8/15/16	80,812	85,305
FHLMC, VRN, 3.01%, 8/15/16	38,265	40,043
FHLMC, VRN, 3.18%, 8/15/16	159,802	167,912
FHLMC, VRN, 3.65%, 8/15/16	120,716	127,687
FHLMC, VRN, 4.06%, 8/15/16	121,164	127,422
FHLMC, VRN, 4.22%, 8/15/16	328,566	347,296
FHLMC, VRN, 4.79%, 8/15/16	84,243	88,034
FHLMC, VRN, 5.14%, 8/15/16	23,438	24,318
FHLMC, VRN, 5.79%, 8/15/16	176,328	184,368
FHLMC, VRN, 5.97%, 8/15/16	139,079	145,830
FNMA, VRN, 2.06%, 8/25/16	974,471	1,008,183
FNMA, VRN, 2.40%, 8/25/16	239,212	250,028
FNMA, VRN, 2.44%, 8/25/16	469,728	488,038
FNMA, VRN, 2.44%, 8/25/16	263,318	273,701
FNMA, VRN, 2.44%, 8/25/16	404,010	419,356
FNMA, VRN, 2.44%, 8/25/16	681,230	707,545
FNMA, VRN, 2.55%, 8/25/16	303,742	322,119
FNMA, VRN, 2.56%, 8/25/16	43,768	46,019
FNMA, VRN, 2.57%, 8/25/16	67,330	70,506
FNMA, VRN, 2.65%, 8/25/16	67,029	70,801
FNMA, VRN, 3.35%, 8/25/16	147,371	155,324
FNMA, VRN, 3.62%, 8/25/16	192,000	203,367
FNMA, VRN, 3.94%, 8/25/16	156,253	164,229
FNMA, VRN, 4.86%, 8/25/16	113,745	120,618
		9,661,638
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.1%
FHLMC, 4.50%, 1/1/19	88,888	91,273
FHLMC, 6.50%, 1/1/28	18,938	21,730
FHLMC, 5.50%, 12/1/33	156,080	175,721
FHLMC, 5.00%, 7/1/35	1,370,020	1,525,442
FHLMC, 5.50%, 1/1/38	135,634	151,188
FHLMC, 6.00%, 8/1/38	60,852	69,669
FHLMC, 6.50%, 7/1/47	7,183	7,975
FNMA, 3.00%, 8/11/16(6)	1,750,000	1,821,299
FNMA, 3.50%, 8/11/16(6)	8,000,000	8,450,000
FNMA, 4.00%, 8/11/16(6)	7,450,000	7,986,051
FNMA, 4.50%, 8/11/16(6)	1,705,000	1,859,012
FNMA, 4.50%, 5/1/19	33,831	34,710
FNMA, 4.50%, 5/1/19	88,400	90,844
FNMA, 5.00%, 9/1/20	229,265	241,439
FNMA, 6.50%, 1/1/28	16,481	18,986
FNMA, 6.50%, 1/1/29	27,541	32,551
FNMA, 7.50%, 7/1/29	59,586	65,149
FNMA, 7.50%, 9/1/30	15,768	20,006
FNMA, 5.00%, 7/1/31	850,021	940,557
FNMA, 6.50%, 9/1/31	16,994	19,588
FNMA, 7.00%, 9/1/31	9,053	10,208

FNMA, 6.50%, 1/1/32	24,674	28,437
FNMA, 6.50%, 8/1/32	28,780	33,998
FNMA, 5.50%, 6/1/33	84,762	96,267
FNMA, 5.50%, 7/1/33	150,255	170,145
FNMA, 5.50%, 8/1/33	260,150	294,567
FNMA, 5.50%, 9/1/33	172,772	197,971
FNMA, 5.00%, 11/1/33	499,909	556,480
FNMA, 5.00%, 4/1/35	670,883	745,048
FNMA, 4.50%, 9/1/35	310,442	338,906
FNMA, 5.00%, 2/1/36	437,788	485,988
FNMA, 5.50%, 4/1/36	165,885	187,217
FNMA, 5.50%, 5/1/36	321,881	363,361
FNMA, 5.00%, 11/1/36	1,152,061	1,278,592
FNMA, 5.50%, 2/1/37	80,635	90,745
FNMA, 6.00%, 7/1/37	606,545	697,368
FNMA, 6.50%, 8/1/37	163,590	184,364
FNMA, 5.50%, 7/1/39	537,351	606,370
FNMA, 5.00%, 4/1/40	1,248,587	1,385,632
FNMA, 5.00%, 6/1/40	1,090,044	1,210,078
FNMA, 4.50%, 8/1/40	1,570,276	1,719,185
FNMA, 4.50%, 9/1/40	2,783,047	3,063,220
FNMA, 3.50%, 1/1/41	1,499,940	1,584,606
FNMA, 4.00%, 1/1/41	1,352,006	1,481,739
FNMA, 4.00%, 5/1/41	1,538,243	1,656,099
FNMA, 4.50%, 7/1/41	523,887	576,134
FNMA, 4.50%, 9/1/41	558,673	610,251
FNMA, 4.50%, 9/1/41	2,287,253	2,505,349
FNMA, 4.00%, 12/1/41	1,322,972	1,440,665
FNMA, 4.00%, 1/1/42	811,369	873,623
FNMA, 4.00%, 1/1/42	1,127,617	1,214,054
FNMA, 3.50%, 5/1/42	2,201,646	2,343,301
FNMA, 3.50%, 6/1/42	699,876	748,220
FNMA, 3.00%, 11/1/42	1,711,099	1,786,392
FNMA, 3.50%, 5/1/45	2,000,782	2,122,758
FNMA, 6.50%, 8/1/47	20,998	23,483
FNMA, 6.50%, 9/1/47	43,222	48,386
FNMA, 6.50%, 9/1/47	2,155	2,411
FNMA, 6.50%, 9/1/47	16,246	18,175
FNMA, 6.50%, 9/1/47	23,630	26,448
FNMA, 6.50%, 9/1/47	6,307	7,055
GNMA, 3.50%, 8/18/16(6)	3,300,000	3,507,539
GNMA, 7.00%, 4/20/26	47,042	55,072
GNMA, 7.50%, 8/15/26	29,507	35,738
GNMA, 7.00%, 2/15/28	10,651	10,775
GNMA, 7.50%, 2/15/28	13,372	13,585
GNMA, 7.00%, 12/15/28	11,138	11,139
GNMA, 7.00%, 5/15/31	56,823	70,432
GNMA, 5.50%, 11/15/32	191,714	218,092
GNMA, 4.50%, 5/20/41	640,856	696,588
GNMA, 4.50%, 6/15/41	645,365	725,987

GNMA, 4.00%, 12/15/41	1,067,560	1,151,122
GNMA, 3.50%, 6/20/42	1,287,875	1,374,767
GNMA, 3.50%, 7/20/42	631,975	674,614
GNMA, 4.50%, 11/20/43	886,950	951,011
GNMA, 2.50%, 7/20/46	1,500,000	1,540,176
		67,473,123
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $75,472,229)		77,134,761
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	800,000	843,954
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.48%, 8/15/16(2)	825,000	821,416
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	625,000	662,361
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	1,000,000	1,072,044
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.43%, 8/15/16(2)	1,344,314	1,339,028
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.28%, 8/15/16(2)	925,000	914,408
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	675,000	768,068
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 8/1/16	775,000	871,780
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	900,000	1,000,935
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 8/1/16	750,000	810,240
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	1,100,000	1,181,230
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 8/10/16(2)	1,300,000	1,383,667
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/1/16	475,000	530,365
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	313,776
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	516,275
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.38%, 8/15/16(2)	925,000	916,755
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	600,000	626,210
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 8/1/16(2)	725,000	754,615
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,621,434)		15,327,127
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.8%
Private Sponsor Collateralized Mortgage Obligations — 1.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	19,890	20,222
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.91%, 8/1/16	332,971	331,047
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 3.15%, 8/1/16	206,250	205,155
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.34%, 8/1/16	309,758	306,987
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	95,108	98,159
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.64%, 8/1/16	594,189	574,816
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.36%, 8/1/16	833,115	821,167
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.93%, 8/1/16	131,191	128,696
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 8/1/16	264,723	265,049
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	8,088	8,078
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.71%, 8/1/16	185,291	180,723
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.73%, 8/1/16	552,732	543,348
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.87%, 8/1/16	100,691	97,241
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.74%, 8/1/16	208,006	202,027
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 8/1/16	245,131	243,845
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.77%, 8/1/16	359,456	356,771
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.88%, 8/1/16	320,390	322,823
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.92%, 8/1/16	527,297	527,704
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.92%, 8/1/16	105,108	103,543
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.11%, 8/1/16	66,233	65,801

JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.96%, 8/1/16	329,389	330,811
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 8/1/16(2)	136,031	138,029
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.99%, 8/1/16	454,301	464,858
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.67%, 8/25/16	265,725	262,401
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.65%, 8/1/16	347,184	340,201
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 8/1/16	38,451	38,420
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 8/1/16	66,079	66,693
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	198,420	206,481
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.89%, 8/1/16	244,144	244,089
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 8/1/16	209,242	208,378
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.23%, 8/25/16	920,582	848,720
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 8/1/16(2)	542,117	561,421
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.79%, 8/1/16	632,860	618,931
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	62,854	64,349
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 3.09%, 8/1/16	86,285	89,590
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.96%, 8/1/16	178,450	182,076
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2,VRN, 2.85%, 8/1/16	182,085	185,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	96,761	95,087
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	268,234	276,011
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.92%, 8/1/16	578,435	589,380
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.90%, 8/1/16	59,652	61,596
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.90%, 8/1/16	397,680	414,911
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 3.01%, 8/1/16	101,984	100,324
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.94%, 8/1/16	315,698	317,327
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.84%, 8/1/16	82,587	83,302
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 8/1/16	309,418	309,247
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	145,609	147,046
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	180,715	184,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	98,751	99,711
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	88,305	90,920
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	63,387	65,820
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.32%, 8/1/16	105,988	103,959
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	261,751	275,343
		13,468,593
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	268,418	292,359
FHLMC, Series 77, Class H, 8.50%, 9/15/20	7,127	7,337
FNMA, Series 2016-C04, Class 1M1, VRN, 1.94%, 8/25/16	900,000	902,430
		1,202,126
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,750,636)		14,670,719
ASSET-BACKED SECURITIES(5) — 1.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	750,000	755,938
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.84%, 8/15/16	775,000	775,431
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.98%, 8/15/16(2)	850,000	850,585
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.89%, 8/8/16(2)	554,039	552,417
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.39%, 8/22/16(2)	700,000	701,005
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	111,413	111,166
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	957,277	958,339
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	775,000	776,947
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(2)	1,800,000	1,800,135
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.87%, 8/10/16(2)	489,625	489,499
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	146,601	147,112

Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)		778,608	773,355
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.48%, 8/17/16(2)		464,189	459,544
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)		434,759	434,272
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)		533,431	536,535
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)		646,055	642,266
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)		355,549	357,044
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.81%, 8/15/16		563,714	563,938
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27		148,162	156,126
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)		280,448	280,335
TOTAL ASSET-BACKED SECURITIES (Cost $12,115,741)			12,121,989
U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
FNMA, 2.125%, 4/24/26		270,000	279,119
FNMA, 6.625%, 11/15/30		4,670,000	7,206,389
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $6,833,061)			7,485,508
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Chile†
Chile Government International Bond, 3.25%, 9/14/21		100,000	107,900
Chile Government International Bond, 3.625%, 10/30/42		100,000	106,000
			213,900
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		310,000	333,250
Colombia Government International Bond, 6.125%, 1/18/41		100,000	115,250
			448,500
Italy†
Italy Government International Bond, 6.875%, 9/27/23		220,000	277,946
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		420,000	468,405
Mexico Government International Bond, 5.125%, 1/15/20		330,000	367,125
Mexico Government International Bond, 4.00%, 10/2/23		100,000	107,850
Mexico Government International Bond, 6.05%, 1/11/40		50,000	63,312
Mexico Government International Bond, MTN, 4.75%, 3/8/44		400,000	429,000
			1,435,692
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		70,000	95,900
Peruvian Government International Bond, 5.625%, 11/18/50		170,000	215,900
			311,800
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		300,000	331,286
Philippine Government International Bond, 6.375%, 10/23/34		150,000	222,694
			553,980
Poland†
Poland Government International Bond, 5.125%, 4/21/21		140,000	159,792
Poland Government International Bond, 3.00%, 3/17/23		140,000	146,213
			306,005
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(2)	EUR	1,500,000	1,698,554
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		$110,000	116,218
Turkey†
Turkey Government International Bond, 3.25%, 3/23/23		300,000	282,535

Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	111,900
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $5,414,866)		5,757,030
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	195,000	294,721
Los Angeles Community College District GO, 6.68%, 8/1/36	100,000	147,068
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	60,000	82,078
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	155,316
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	89,684
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	169,763
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	323,114
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	148,758
New York City GO, 6.27%, 12/1/37	95,000	137,706
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	134,421
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	65,280
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	298,349
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	205,000	269,764
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	283,676
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	95,000	126,079
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	142,379
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	103,669
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	156,892
State of California GO, 7.55%, 4/1/39	100,000	165,441
State of California GO, 7.30%, 10/1/39	290,000	454,050
State of California GO, 7.60%, 11/1/40	80,000	135,194
State of Illinois GO, 5.10%, 6/1/33	245,000	240,485
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	98,159
State of Texas GO, 5.52%, 4/1/39	50,000	71,442
State of Washington GO, 5.14%, 8/1/40	20,000	27,390
TOTAL MUNICIPAL SECURITIES (Cost $3,310,993)		4,320,878
TEMPORARY CASH INVESTMENTS(7) — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class	3,919,641	3,919,641
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,739,927	9,739,927
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,659,568)		13,659,568
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $753,721,253)		851,011,247
OTHER ASSETS AND LIABILITIES — (2.7)%		(22,115,332)
TOTAL NET ASSETS — 100.0%		$828,895,915

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	182,516	USD	202,330	JPMorgan Chase Bank N.A.	9/21/16	2,145
USD	9,619,634	EUR	8,594,868	JPMorgan Chase Bank N.A.	9/21/16	(9,307)
USD	196,495	EUR	177,965	UBS AG	9/21/16	(2,882)
						(10,044)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
32	U.S. Treasury 2-Year Notes	September 2016	7,008,000	32,428
36	U.S. Treasury 5-Year Notes	September 2016	4,392,563	65,450
			11,400,563	97,878
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
7	U.S. Treasury 10-Year Notes	September 2016	931,328	3,594
28	U.S. Treasury 10-Year Ultra Notes	September 2016	4,093,688	(130,429)
			5,025,016	(126,835)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $31,839,222, which represented 3.8% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $75,477.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	Category includes collateral received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $270,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	497,941,073	—	—
Corporate Bonds	—	105,802,529	—
U.S. Treasury Securities	—	96,790,065	—
U.S. Government Agency Mortgage-Backed Securities	—	77,134,761	—
Commercial Mortgage-Backed Securities	—	15,327,127	—
Collateralized Mortgage Obligations	—	14,670,719	—
Asset-Backed Securities	—	12,121,989	—
U.S. Government Agency Securities	—	7,485,508	—
Sovereign Governments and Agencies	—	5,757,030	—
Municipal Securities	—	4,320,878	—
Temporary Cash Investments	13,659,568	—	—
	511,600,641	339,410,606	—
Other Financial Instruments
Futures Contracts	101,472	—	—
Forward Foreign Currency Exchange Contracts	—	2,145	—
	101,472	2,145	—

Liabilities
Other Financial Instruments
Futures Contracts	130,429	—	—
Forward Foreign Currency Exchange Contracts	—	12,189	—
	130,429	12,189	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$756,386,676
Gross tax appreciation of investments	$106,381,190
Gross tax depreciation of investments	(11,756,619)
Net tax appreciation (depreciation) of investments	$94,624,571

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Capital Value Fund
July 31, 2016

Capital Value - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 3.6%
Honeywell International, Inc.	6,110	710,776
Huntington Ingalls Industries, Inc.	3,550	612,659
Textron, Inc.	21,230	827,970
United Technologies Corp.	28,290	3,045,419
		5,196,824
Auto Components — 1.3%
BorgWarner, Inc.	24,650	817,887
Delphi Automotive plc	16,380	1,110,892
		1,928,779
Automobiles — 0.7%
Ford Motor Co.	76,550	969,123
Banks — 13.6%
Bank of America Corp.	175,210	2,538,793
Citigroup, Inc.	22,190	972,144
JPMorgan Chase & Co.	89,840	5,747,065
KeyCorp	49,460	578,682
PNC Financial Services Group, Inc. (The)	27,280	2,254,692
U.S. Bancorp	68,370	2,883,163
Wells Fargo & Co.	100,680	4,829,619
		19,804,158
Beverages — 0.7%
PepsiCo, Inc.	9,680	1,054,346
Biotechnology — 0.5%
Amgen, Inc.	4,520	777,576
Capital Markets — 6.0%
Ameriprise Financial, Inc.	14,420	1,382,013
BlackRock, Inc.	3,780	1,384,425
Goldman Sachs Group, Inc. (The)	7,720	1,226,013
Invesco Ltd.	56,970	1,662,385
Morgan Stanley	34,740	998,080
State Street Corp.	30,940	2,035,233
		8,688,149
Chemicals — 1.5%
Dow Chemical Co. (The)	27,870	1,495,783
LyondellBasell Industries NV, Class A	10,050	756,363
		2,252,146
Commercial Services and Supplies — 1.5%
Tyco International plc	47,260	2,153,638
Communications Equipment — 2.6%
Cisco Systems, Inc.	122,080	3,727,102
Containers and Packaging — 1.0%
International Paper Co.	13,100	600,111
WestRock Co.	18,520	794,693
		1,394,804
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	7,810	1,126,749
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	60,790	2,631,599

Electric Utilities — 3.0%
Edison International	17,460	1,351,055
PG&E Corp.	18,380	1,175,217
Westar Energy, Inc.	8,380	465,676
Xcel Energy, Inc.	29,560	1,300,049
		4,291,997
Electrical Equipment — 0.5%
Rockwell Automation, Inc.	6,390	731,016
Energy Equipment and Services — 3.0%
Halliburton Co.	30,290	1,322,461
Schlumberger Ltd.	37,590	3,026,747
		4,349,208
Food and Staples Retailing — 2.1%
CVS Health Corp.	27,300	2,531,256
Sysco Corp.	11,380	589,370
		3,120,626
Food Products — 0.5%
Flowers Foods, Inc.	43,440	798,862
Health Care Equipment and Supplies — 4.7%
Abbott Laboratories	41,530	1,858,468
Medtronic plc	43,000	3,768,090
Zimmer Biomet Holdings, Inc.	9,330	1,223,536
		6,850,094
Health Care Providers and Services — 3.3%
Aetna, Inc.	6,760	778,820
Anthem, Inc.	8,140	1,069,107
HCA Holdings, Inc.(1)	9,390	724,251
Laboratory Corp. of America Holdings(1)	8,700	1,214,172
McKesson Corp.	5,200	1,011,712
		4,798,062
Hotels, Restaurants and Leisure — 0.5%
Marriott International, Inc., Class A	10,790	773,643
Household Durables — 0.9%
Whirlpool Corp.	6,810	1,309,972
Household Products — 1.0%
Procter & Gamble Co. (The)	17,220	1,473,860
Industrial Conglomerates — 0.3%
General Electric Co.	11,930	371,500
Insurance — 6.4%
Allstate Corp. (The)	19,880	1,358,401
American International Group, Inc.	29,880	1,626,667
Chubb Ltd.	20,960	2,625,450
MetLife, Inc.	43,850	1,874,149
Principal Financial Group, Inc.	12,080	563,290
Prudential Financial, Inc.	15,860	1,194,099
		9,242,056
Machinery — 2.5%
Ingersoll-Rand plc	40,070	2,655,038
Stanley Black & Decker, Inc.	8,130	989,421
		3,644,459
Media — 1.8%
AMC Networks, Inc., Class A(1)	10,800	597,888
Time Warner, Inc.	26,960	2,066,484
		2,664,372

Oil, Gas and Consumable Fuels — 13.0%
Anadarko Petroleum Corp.	21,710	1,183,846
Apache Corp.	12,130	636,825
Chevron Corp.	42,850	4,391,268
Exxon Mobil Corp.	33,640	2,992,278
Imperial Oil Ltd.	67,140	2,065,649
Noble Energy, Inc.	27,410	979,085
Occidental Petroleum Corp.	34,760	2,597,615
Royal Dutch Shell plc ADR	12,590	682,504
TOTAL SA	70,730	3,381,297
		18,910,367
Pharmaceuticals — 8.1%
Allergan plc(1)	5,720	1,446,874
Johnson & Johnson	25,700	3,218,411
Merck & Co., Inc.	46,130	2,705,986
Pfizer, Inc.	102,310	3,774,216
Teva Pharmaceutical Industries Ltd. ADR	11,190	598,665
		11,744,152
Real Estate Investment Trusts (REITs) — 0.4%
Brixmor Property Group, Inc.	21,610	613,724
Road and Rail — 1.5%
Union Pacific Corp.	22,820	2,123,401
Semiconductors and Semiconductor Equipment — 2.6%
Applied Materials, Inc.	87,000	2,287,230
Intel Corp.	18,200	634,452
Microchip Technology, Inc.	7,230	402,277
NXP Semiconductors NV(1)	5,990	503,699
		3,827,658
Software — 3.5%
Electronic Arts, Inc.(1)	16,190	1,235,621
Oracle Corp.	94,760	3,888,950
		5,124,571
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	4,340	737,192
Lowe's Cos., Inc.	15,340	1,262,175
		1,999,367
Technology Hardware, Storage and Peripherals — 1.0%
Apple, Inc.	13,880	1,446,435
Tobacco — 2.0%
Altria Group, Inc.	8,060	545,662
Philip Morris International, Inc.	22,990	2,304,977
		2,850,639
TOTAL COMMON STOCKS (Cost $102,030,517)		144,765,034
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $607,750), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $593,005)		593,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,613	4,613
TOTAL TEMPORARY CASH INVESTMENTS (Cost $597,613)		597,613
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $102,628,130)		145,362,647
OTHER ASSETS AND LIABILITIES†		(45,737)
TOTAL NET ASSETS — 100.0%		$145,316,910

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,370,076	CAD	1,791,895	Morgan Stanley	9/30/16	(2,747)
USD	47,411	CAD	61,196	Morgan Stanley	9/30/16	528
USD	58,424	CAD	75,837	Morgan Stanley	9/30/16	323
USD	102,651	CAD	134,117	Morgan Stanley	9/30/16	(100)
EUR	65,631	USD	72,805	UBS AG	9/30/16	753
EUR	62,242	USD	68,590	UBS AG	9/30/16	1,170
USD	2,486,346	EUR	2,249,731	UBS AG	9/30/16	(35,115)
USD	143,321	EUR	129,047	UBS AG	9/30/16	(1,312)
USD	73,399	EUR	66,211	UBS AG	9/30/16	(809)
USD	81,703	EUR	73,559	UBS AG	9/30/16	(741)
GBP	15,206	USD	20,144	Credit Suisse AG	9/30/16	2
USD	598,212	GBP	463,613	Credit Suisse AG	9/30/16	(15,985)
						(54,033)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	139,318,088	5,446,946	—
Temporary Cash Investments	4,613	593,000	—
	139,322,701	6,039,946	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,776	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	56,809	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$103,647,062
Gross tax appreciation of investments	$42,756,176
Gross tax depreciation of investments	(1,040,591)
Net tax appreciation (depreciation) of investments	$41,715,585

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused Growth Fund
July 31, 2016

Focused Growth - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.4%
Aerospace and Defense — 6.5%
Boeing Co. (The)	3,450	461,127
Lockheed Martin Corp.	1,775	448,596
		909,723
Airlines — 1.0%
Delta Air Lines, Inc.	3,767	145,971
Beverages — 3.9%
PepsiCo, Inc.	5,032	548,085
Biotechnology — 6.5%
Amgen, Inc.	1,218	209,532
Biogen, Inc.(1)	820	237,743
Gilead Sciences, Inc.	2,123	168,715
Incyte Corp.(1)	2,426	218,849
Regeneron Pharmaceuticals, Inc.(1)	188	79,923
		914,762
Chemicals — 3.7%
Dow Chemical Co. (The)	6,947	372,845
LyondellBasell Industries NV, Class A	1,125	84,668
Sherwin-Williams Co. (The)	220	65,941
		523,454
Consumer Finance — 0.6%
American Express Co.	1,365	87,988
Energy Equipment and Services — 1.5%
Halliburton Co.	4,780	208,695
Food Products — 2.4%
Mead Johnson Nutrition Co.	3,822	340,922
Health Care Equipment and Supplies — 3.6%
C.R. Bard, Inc.	1,629	364,456
Edwards Lifesciences Corp.(1)	1,173	134,332
		498,788
Health Care Providers and Services — 4.5%
Cardinal Health, Inc.	4,179	349,364
Express Scripts Holding Co.(1)	3,412	259,551
VCA, Inc.(1)	220	15,695
		624,610
Hotels, Restaurants and Leisure — 2.0%
Las Vegas Sands Corp.	5,455	276,296
Household Products — 2.2%
Church & Dwight Co., Inc.	330	32,419
Procter & Gamble Co. (The)	3,182	272,347
		304,766
Insurance — 0.9%
American International Group, Inc.	2,337	127,226
Internet and Catalog Retail — 7.3%
Amazon.com, Inc.(1)	905	686,723
Expedia, Inc.	2,853	332,802
		1,019,525
Internet Software and Services — 7.5%
Alphabet, Inc., Class A(1)	887	701,919

Facebook, Inc., Class A(1)	2,813	348,643
		1,050,562
IT Services — 6.1%
Cognizant Technology Solutions Corp., Class A(1)	256	14,718
Fiserv, Inc.(1)	2,412	266,188
Visa, Inc., Class A	7,297	569,531
		850,437
Life Sciences Tools and Services — 1.5%
Agilent Technologies, Inc.	4,301	206,921
Machinery — 2.3%
Parker-Hannifin Corp.	1,841	210,224
WABCO Holdings, Inc.(1)	1,166	116,915
		327,139
Media — 7.3%
Comcast Corp., Class A	8,406	565,303
Sirius XM Holdings, Inc.(1)	8,076	35,454
Walt Disney Co. (The)	4,350	417,383
		1,018,140
Multiline Retail — 0.5%
Dollar Tree, Inc.(1)	718	69,136
Oil, Gas and Consumable Fuels — 0.1%
Concho Resources, Inc.(1)	175	21,735
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	1,234	114,639
Pharmaceuticals — 3.8%
Johnson & Johnson	2,011	251,838
Teva Pharmaceutical Industries Ltd. ADR	5,311	284,138
		535,976
Road and Rail — 1.1%
Union Pacific Corp.	1,648	153,346
Semiconductors and Semiconductor Equipment — 1.9%
Xilinx, Inc.	5,272	269,294
Software — 8.1%
Electronic Arts, Inc.(1)	5,137	392,056
Oracle Corp.	9,189	377,117
ServiceNow, Inc.(1)	1,920	143,846
Splunk, Inc.(1)	3,476	217,389
		1,130,408
Specialty Retail — 4.8%
O'Reilly Automotive, Inc.(1)	1,436	417,345
Ross Stores, Inc.	3,695	228,462
TJX Cos., Inc. (The)	345	28,193
		674,000
Textiles, Apparel and Luxury Goods — 2.5%
Carter's, Inc.	3,401	344,351
Trading Companies and Distributors — 1.5%
United Rentals, Inc.(1)	2,625	209,134
TOTAL COMMON STOCKS (Cost $10,600,208)		13,506,029
EXCHANGE-TRADED FUNDS — 2.3%
iShares Russell 1000 Growth ETF (Cost $325,136)	3,130	327,774
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $10,925,344)		13,833,803
OTHER ASSETS AND LIABILITIES — 1.3%		177,351
TOTAL NET ASSETS — 100.0%		$14,011,154

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,969,215
Gross tax appreciation of investments	$3,019,135
Gross tax depreciation of investments	(154,547)
Net tax appreciation (depreciation) of investments	$2,864,588

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings

Fundamental Equity Fund
(effective August 10, 2016, renamed
Sustainable Equity Fund)
July 31, 2016

Fundamental Equity - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 3.1%
Boeing Co. (The)	37,056	4,952,905
Northrop Grumman Corp.	10,473	2,268,766
		7,221,671
Airlines — 1.1%
Delta Air Lines, Inc.	64,022	2,480,852
Automobiles — 0.6%
Ford Motor Co.	104,335	1,320,881
Banks — 5.8%
Bank of America Corp.	39,395	570,834
Citigroup, Inc.	105,930	4,640,793
JPMorgan Chase & Co.	127,696	8,168,713
		13,380,340
Beverages — 2.6%
PepsiCo, Inc.	55,591	6,054,972
Biotechnology — 4.1%
AbbVie, Inc.	20,737	1,373,412
Amgen, Inc.	17,575	3,023,427
Biogen, Inc.(1)	14,728	4,270,089
Incyte Corp.(1)	9,285	837,600
		9,504,528
Capital Markets — 1.1%
Ameriprise Financial, Inc.	12,820	1,228,669
Franklin Resources, Inc.	14,238	515,273
Legg Mason, Inc.	22,904	781,943
		2,525,885
Chemicals — 2.3%
Dow Chemical Co. (The)	52,993	2,844,134
LyondellBasell Industries NV, Class A	6,084	457,882
Sherwin-Williams Co. (The)	6,381	1,912,577
		5,214,593
Communications Equipment — 3.9%
Cisco Systems, Inc.	173,195	5,287,643
Motorola Solutions, Inc.	52,951	3,673,741
		8,961,384
Containers and Packaging — 0.5%
International Paper Co.	26,330	1,206,177
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	24,901	1,077,964
CenturyLink, Inc.	29,082	914,338
Level 3 Communications, Inc.(1)	13,295	672,727
SBA Communications Corp., Class A(1)	14,143	1,626,445
Verizon Communications, Inc.	27,734	1,536,741
		5,828,215
Electric Utilities — 0.1%
Exelon Corp.	8,031	299,396

Energy Equipment and Services — 1.7%
Halliburton Co.	23,031	1,005,533
Schlumberger Ltd.	36,709	2,955,809
		3,961,342
Food and Staples Retailing — 3.2%
CVS Health Corp.	60,594	5,618,275
Kroger Co. (The)	50,878	1,739,519
		7,357,794
Food Products — 2.3%
Archer-Daniels-Midland Co.	38,783	1,748,338
Campbell Soup Co.	12,053	750,540
Pilgrim's Pride Corp.	35,007	813,913
Pinnacle Foods, Inc.	40,736	2,045,354
		5,358,145
Health Care Equipment and Supplies — 3.6%
Abbott Laboratories	17,921	801,965
Edwards Lifesciences Corp.(1)	31,973	3,661,548
Hologic, Inc.(1)	101,128	3,892,416
		8,355,929
Health Care Providers and Services — 2.9%
Aetna, Inc.	32,680	3,765,063
Express Scripts Holding Co.(1)	37,523	2,854,374
		6,619,437
Hotels, Restaurants and Leisure — 0.2%
Royal Caribbean Cruises Ltd.	6,694	484,913
Household Products — 1.2%
Procter & Gamble Co. (The)	31,757	2,718,082
Industrial Conglomerates — 3.2%
3M Co.	41,768	7,449,740
Insurance — 2.7%
Aflac, Inc.	17,095	1,235,627
American International Group, Inc.	1,524	82,966
Travelers Cos., Inc. (The)	42,813	4,975,727
		6,294,320
Internet and Catalog Retail — 2.7%
Amazon.com, Inc.(1)	5,614	4,259,959
Expedia, Inc.	15,760	1,838,404
		6,098,363
Internet Software and Services — 4.4%
Alphabet, Inc., Class A(1)	7,628	6,036,342
Alphabet, Inc., Class C(1)	2,741	2,107,253
Facebook, Inc., Class A(1)	13,215	1,637,867
IAC/InterActiveCorp	6,855	397,316
		10,178,778
IT Services — 4.3%
Accenture plc, Class A	34,963	3,944,176
Alliance Data Systems Corp.(1)	5,794	1,342,006
Visa, Inc., Class A	59,238	4,623,526
		9,909,708
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	35,319	1,699,197
Machinery — 3.2%
Caterpillar, Inc.	65,679	5,435,594

Cummins, Inc.	5,738	704,454
Parker-Hannifin Corp.	10,653	1,216,466
		7,356,514
Media — 4.0%
Comcast Corp., Class A	115,375	7,758,969
Time Warner, Inc.	7,053	540,612
Viacom, Inc., Class B	18,124	824,098
		9,123,679
Multi-Utilities — 0.7%
DTE Energy Co.	16,182	1,578,069
Multiline Retail — 2.2%
Target Corp.	67,617	5,093,589
Oil, Gas and Consumable Fuels — 2.3%
Concho Resources, Inc.(1)	3,166	393,217
ConocoPhillips	46,228	1,887,027
EOG Resources, Inc.	6,316	516,017
Occidental Petroleum Corp.	20,540	1,534,955
Valero Energy Corp.	18,561	970,369
		5,301,585
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	52,987	3,963,958
Johnson & Johnson	49,831	6,240,336
Merck & Co., Inc.	8,509	499,138
		10,703,432
Professional Services — 1.2%
ManpowerGroup, Inc.	40,404	2,804,038
Real Estate Investment Trusts (REITs) — 3.9%
Prologis, Inc.	133,536	7,276,377
Public Storage	6,323	1,510,691
Simon Property Group, Inc.	1,119	254,058
		9,041,126
Road and Rail — 0.3%
Ryder System, Inc.	10,455	688,985
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	53,037	1,394,343
Intel Corp.	100,837	3,515,178
QUALCOMM, Inc.	35,487	2,220,776
Texas Instruments, Inc.	12,646	882,059
		8,012,356
Software — 4.1%
Adobe Systems, Inc.(1)	16,355	1,600,500
Electronic Arts, Inc.(1)	12,310	939,499
Microsoft Corp.	13,780	781,050
Oracle Corp.	64,587	2,650,651
Red Hat, Inc.(1)	15,423	1,161,198
Symantec Corp.	113,259	2,313,881
		9,446,779
Specialty Retail — 3.5%
Home Depot, Inc. (The)	36,025	4,980,096
Lowe's Cos., Inc.	1,410	116,015
O'Reilly Automotive, Inc.(1)	10,264	2,983,026
		8,079,137

Technology Hardware, Storage and Peripherals — 3.3%
Apple, Inc.	62,725	6,536,572
HP, Inc.	71,069	995,677
		7,532,249
Tobacco — 1.3%
Philip Morris International, Inc.	29,038	2,911,350
TOTAL COMMON STOCKS (Cost $192,325,100)		228,157,530
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $1,829,094), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $1,791,015)		1,791,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,197	1,197
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,792,197)		1,792,197
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $194,117,297)		229,949,727
OTHER ASSETS AND LIABILITIES — 0.1%		344,368
TOTAL NET ASSETS — 100.0%		$230,294,095

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	228,157,530	—	—
Temporary Cash Investments	1,197	1,791,000	—
	228,158,727	1,791,000	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$195,206,340
Gross tax appreciation of investments	$38,623,606
Gross tax depreciation of investments	(3,880,219)
Net tax appreciation (depreciation) of investments	$34,743,387

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
July 31, 2016

Growth - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 3.6%
Boeing Co. (The)	839,901	112,261,168
Lockheed Martin Corp.	625,710	158,135,688
		270,396,856
Airlines — 0.9%
Delta Air Lines, Inc.	1,777,289	68,869,949
Beverages — 3.3%
PepsiCo, Inc.	2,269,607	247,205,594
Biotechnology — 5.8%
Amgen, Inc.	936,574	161,118,825
Biogen, Inc.(1)	315,295	91,413,479
Gilead Sciences, Inc.	1,218,950	96,869,957
Incyte Corp.(1)	310,519	28,011,919
Regeneron Pharmaceuticals, Inc.(1)	137,334	58,383,430
		435,797,610
Capital Markets — 0.7%
Charles Schwab Corp. (The)	2,006,190	57,015,920
Chemicals — 4.2%
Dow Chemical Co. (The)	1,890,674	101,472,474
LyondellBasell Industries NV, Class A	601,740	45,286,952
PPG Industries, Inc.	603,754	63,219,081
Sherwin-Williams Co. (The)	360,396	108,021,493
		318,000,000
Communications Equipment — 0.1%
Cisco Systems, Inc.	338,144	10,323,536
Consumer Finance — 0.7%
American Express Co.	838,880	54,074,205
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	853,524	36,641,785
Energy Equipment and Services — 0.9%
Halliburton Co.	1,625,553	70,971,644
Food and Staples Retailing — 1.2%
Kroger Co. (The)	2,554,819	87,349,262
Food Products — 0.7%
Hormel Foods Corp.	841,492	31,429,726
Mead Johnson Nutrition Co.	210,957	18,817,365
		50,247,091
Health Care Equipment and Supplies — 2.8%
C.R. Bard, Inc.	236,297	52,866,728
Cooper Cos., Inc. (The)	207,767	37,911,244
Edwards Lifesciences Corp.(1)	658,100	75,365,612
Intuitive Surgical, Inc.(1)	67,047	46,648,621
		212,792,205
Health Care Providers and Services — 2.8%
Cardinal Health, Inc.	1,102,227	92,146,177
Express Scripts Holding Co.(1)	996,716	75,820,186
VCA, Inc.(1)	613,923	43,797,267
		211,763,630

Health Care Technology — 0.9%
Cerner Corp.(1)	1,070,692	66,800,474
Hotels, Restaurants and Leisure — 0.4%
Las Vegas Sands Corp.	655,147	33,183,196
Household Products — 1.6%
Church & Dwight Co., Inc.	347,014	34,090,656
Procter & Gamble Co. (The)	999,119	85,514,595
		119,605,251
Industrial Conglomerates — 1.9%
3M Co.	819,782	146,216,318
Insurance — 0.5%
American International Group, Inc.	726,564	39,554,144
Internet and Catalog Retail — 5.4%
Amazon.com, Inc.(1)	388,211	294,578,389
Expedia, Inc.	500,832	58,422,053
TripAdvisor, Inc.(1)	762,788	53,372,276
		406,372,718
Internet Software and Services — 9.4%
Alphabet, Inc., Class A(1)	595,470	471,219,230
eBay, Inc.(1)	1,900,396	59,216,339
Facebook, Inc., Class A(1)	1,474,300	182,724,742
		713,160,311
IT Services — 5.8%
Cognizant Technology Solutions Corp., Class A(1)	504,811	29,021,584
Fiserv, Inc.(1)	833,740	92,011,547
Visa, Inc., Class A	4,079,678	318,418,868
		439,451,999
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	1,161,196	55,865,140
Illumina, Inc.(1)	106,181	17,663,209
Waters Corp.(1)	181,590	28,860,099
		102,388,448
Machinery — 3.0%
Caterpillar, Inc.	370,879	30,693,946
Parker-Hannifin Corp.	350,682	40,044,378
WABCO Holdings, Inc.(1)	766,494	76,856,353
Wabtec Corp.	1,113,919	76,303,451
		223,898,128
Media — 5.2%
Comcast Corp., Class A	3,259,856	219,225,316
Sirius XM Holdings, Inc.(1)	7,738,099	33,970,255
Walt Disney Co. (The)	1,489,571	142,924,337
		396,119,908
Multiline Retail — 1.4%
Dollar Tree, Inc.(1)	1,129,822	108,790,560
Oil, Gas and Consumable Fuels — 1.0%
Concho Resources, Inc.(1)	592,810	73,627,002
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	953,728	88,601,331
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	2,201,040	164,659,802
Johnson & Johnson	279,700	35,026,831
Teva Pharmaceutical Industries Ltd. ADR	720,933	38,569,916

Zoetis, Inc.	653,781	32,996,327
		271,252,876
Real Estate Investment Trusts (REITs) — 1.3%
Simon Property Group, Inc.	418,575	95,033,268
Road and Rail — 0.6%
Union Pacific Corp.	509,446	47,403,950
Semiconductors and Semiconductor Equipment — 2.8%
ASML Holding NV	542,309	59,987,493
Maxim Integrated Products, Inc.	1,451,090	59,175,450
NXP Semiconductors NV(1)	575,269	48,374,370
Xilinx, Inc.	855,299	43,688,673
		211,225,986
Software — 8.8%
Adobe Systems, Inc.(1)	707,006	69,187,607
Electronic Arts, Inc.(1)	540,428	41,245,465
Microsoft Corp.	4,123,410	233,714,879
Oracle Corp.	2,439,963	100,136,081
salesforce.com, inc.(1)	576,350	47,145,430
ServiceNow, Inc.(1)	478,367	35,839,256
Splunk, Inc.(1)	990,888	61,970,136
Symantec Corp.	3,912,012	79,922,405
		669,161,259
Specialty Retail — 6.7%
Home Depot, Inc. (The)	649,413	89,774,853
O'Reilly Automotive, Inc.(1)	613,310	178,246,285
Ross Stores, Inc.	1,257,760	77,767,301
TJX Cos., Inc. (The)	1,628,236	133,059,446
Williams-Sonoma, Inc.	507,510	27,446,141
		506,294,026
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	2,747,965	286,365,433
Hewlett Packard Enterprise Co.	1,354,570	28,473,061
		314,838,494
Textiles, Apparel and Luxury Goods — 1.4%
Carter's, Inc.	554,249	56,117,711
Coach, Inc.	1,165,709	50,253,715
		106,371,426
Tobacco — 2.3%
Altria Group, Inc.	2,036,361	137,861,640
Philip Morris International, Inc.	364,219	36,516,597
		174,378,237
Trading Companies and Distributors — 0.4%
United Rentals, Inc.(1)	337,808	26,913,163
TOTAL COMMON STOCKS (Cost $5,645,905,618)		7,512,091,760
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $65,396,025), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $64,110,534)		64,110,000
State Street Institutional Liquid Reserves Fund, Premier Class	12,135	12,135
TOTAL TEMPORARY CASH INVESTMENTS (Cost $64,122,135)		64,122,135
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $5,710,027,753)		7,576,213,895
OTHER ASSETS AND LIABILITIES — (0.1)%		(11,190,510)
TOTAL NET ASSETS — 100.0%		$7,565,023,385

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	764,700	USD	846,752	UBS AG	9/30/16	10,311
USD	1,224,852	EUR	1,102,859	UBS AG	9/30/16	(11,214)
USD	2,733,803	EUR	2,450,094	UBS AG	9/30/16	(12,222)
USD	2,134,010	EUR	1,918,905	UBS AG	9/30/16	(16,667)
USD	1,755,032	EUR	1,582,450	UBS AG	9/30/16	(18,552)
USD	2,706,917	EUR	2,437,095	UBS AG	9/30/16	(24,538)
USD	1,155,296	EUR	1,041,776	UBS AG	9/30/16	(12,309)
USD	2,473,196	EUR	2,240,278	UBS AG	9/30/16	(37,671)
USD	36,302,257	EUR	32,847,519	UBS AG	9/30/16	(512,701)
						(635,563)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
41	NASDAQ 100 E-Mini	September 2016	3,875,935	263,642
78	S&P 500 E-Mini	September 2016	8,455,980	338,487
			12,331,915	602,129

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,452,104,267	59,987,493	—
Temporary Cash Investments	12,135	64,110,000	—
	7,452,116,402	124,097,493	—
Other Financial Instruments
Futures Contracts	602,129	—	—
Forward Foreign Currency Exchange Contracts	—	10,311	—
	602,129	10,311	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	645,874	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,714,268,834
Gross tax appreciation of investments	$1,904,699,752
Gross tax depreciation of investments	(42,754,691)
Net tax appreciation (depreciation) of investments	$1,861,945,061

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
July 31, 2016

Heritage - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Airlines — 0.6%
Spirit Airlines, Inc.(1)	741,931	31,717,550
Auto Components — 1.1%
Delphi Automotive plc	837,771	56,817,629
Banks — 1.3%
BankUnited, Inc.	1,246,048	37,406,361
SVB Financial Group(1)	296,253	29,749,726
		67,156,087
Beverages — 2.0%
Constellation Brands, Inc., Class A	489,285	80,550,990
Monster Beverage Corp.(1)	160,692	25,811,956
		106,362,946
Biotechnology — 3.2%
Alkermes plc(1)	283,472	14,145,253
BioMarin Pharmaceutical, Inc.(1)	385,286	38,305,134
Incyte Corp.(1)	548,219	49,454,836
Neurocrine Biosciences, Inc.(1)	657,676	33,035,065
Vertex Pharmaceuticals, Inc.(1)	312,012	30,265,164
		165,205,452
Building Products — 1.8%
Fortune Brands Home & Security, Inc.	708,453	44,823,821
Lennox International, Inc.	314,316	49,284,749
		94,108,570
Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	564,139	82,804,322
SEI Investments Co.	1,158,631	52,138,395
		134,942,717
Chemicals — 2.0%
Ashland, Inc.	222,154	25,156,719
Axalta Coating Systems Ltd.(1)	1,768,966	50,503,979
Scotts Miracle-Gro Co. (The), Class A	362,089	26,704,064
		102,364,762
Commercial Services and Supplies — 1.0%
KAR Auction Services, Inc.	1,265,925	54,143,612
Construction Materials — 1.0%
Vulcan Materials Co.	432,770	53,654,825
Consumer Finance — 1.1%
Discover Financial Services	973,011	55,305,945
Containers and Packaging — 1.7%
Ball Corp.	1,277,161	90,256,968
Distributors — 1.4%
LKQ Corp.(1)	2,178,002	74,901,489
Diversified Financial Services — 1.7%
S&P Global, Inc.	712,975	87,125,545
Diversified Telecommunication Services — 1.4%
SBA Communications Corp., Class A(1)	639,511	73,543,765
Electrical Equipment — 1.3%
Acuity Brands, Inc.	87,865	23,058,412

AMETEK, Inc.	1,008,876	47,447,438
		70,505,850
Electronic Equipment, Instruments and Components — 1.3%
CDW Corp.	945,848	40,605,255
Trimble Navigation Ltd.(1)	1,052,403	27,825,535
		68,430,790
Food and Staples Retailing — 1.3%
Costco Wholesale Corp.	405,073	67,736,307
Food Products — 4.1%
Blue Buffalo Pet Products, Inc.(1)	1,178,797	30,271,507
Kellogg Co.	1,292,084	106,868,268
Mead Johnson Nutrition Co.	401,991	35,857,597
TreeHouse Foods, Inc.(1)	395,180	40,778,624
		213,775,996
Health Care Equipment and Supplies — 7.4%
Baxter International, Inc.	2,343,008	112,511,244
DexCom, Inc.(1)	467,537	43,120,937
Edwards Lifesciences Corp.(1)	388,450	44,485,294
Nevro Corp.(1)	260,071	21,507,872
NuVasive, Inc.(1)	646,890	40,236,558
Teleflex, Inc.	471,856	85,080,355
West Pharmaceutical Services, Inc.	496,838	39,886,155
		386,828,415
Health Care Providers and Services — 2.0%
Universal Health Services, Inc., Class B	345,487	44,750,931
VCA, Inc.(1)	852,174	60,794,093
		105,545,024
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	64,217	27,227,366
Hilton Worldwide Holdings, Inc.	1,222,901	28,359,074
MGM Resorts International(1)	2,299,433	55,140,403
Panera Bread Co., Class A(1)	155,977	34,208,876
Papa John's International, Inc.	399,546	29,546,427
		174,482,146
Household Durables — 3.0%
Newell Brands, Inc.	2,410,560	126,457,978
Whirlpool Corp.	153,590	29,544,572
		156,002,550
Internet and Catalog Retail — 1.0%
Expedia, Inc.	447,109	52,155,265
Internet Software and Services — 2.0%
Akamai Technologies, Inc.(1)	338,431	17,100,919
CoStar Group, Inc.(1)	410,407	85,323,615
		102,424,534
IT Services — 4.9%
Alliance Data Systems Corp.(1)	248,878	57,645,122
Fidelity National Information Services, Inc.	980,753	77,999,286
Sabre Corp.	1,965,570	57,296,366
Vantiv, Inc., Class A(1)	1,190,950	65,228,332
		258,169,106
Leisure Products — 0.6%
Brunswick Corp.	590,962	29,323,534

Machinery — 6.0%
Ingersoll-Rand plc	557,757	36,956,979
ITT, Inc.	691,669	21,932,824
John Bean Technologies Corp.	14,813	991,286
Middleby Corp. (The)(1)	871,684	104,933,320
Snap-on, Inc.	488,492	76,776,287
WABCO Holdings, Inc.(1)	380,060	38,108,616
Xylem, Inc.	677,790	32,405,140
		312,104,452
Media — 1.0%
Charter Communications, Inc., Class A(1)	221,959	52,131,510
Multiline Retail — 2.4%
Dollar General Corp.	429,405	40,681,830
Dollar Tree, Inc.(1)	907,182	87,352,555
		128,034,385
Oil, Gas and Consumable Fuels — 1.9%
Concho Resources, Inc.(1)	472,779	58,719,152
Gulfport Energy Corp.(1)	774,189	22,521,158
Newfield Exploration Co.(1)	418,237	18,109,662
		99,349,972
Pharmaceuticals — 1.9%
Zoetis, Inc.	2,008,186	101,353,147
Professional Services — 4.3%
Equifax, Inc.	539,564	71,470,648
Nielsen Holdings plc	1,374,981	74,056,477
Verisk Analytics, Inc., Class A(1)	940,737	80,226,051
		225,753,176
Real Estate Investment Trusts (REITs) — 1.9%
Crown Castle International Corp.	400,766	38,886,325
Equinix, Inc.	160,881	59,987,699
		98,874,024
Road and Rail — 3.1%
Canadian Pacific Railway Ltd., New York Shares	437,927	65,592,706
J.B. Hunt Transport Services, Inc.	504,946	41,976,161
Norfolk Southern Corp.	585,214	52,540,513
		160,109,380
Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	2,598,280	68,308,781
Broadcom Ltd.	443,518	71,841,046
NXP Semiconductors NV(1)	457,126	38,439,725
		178,589,552
Software — 7.7%
Activision Blizzard, Inc.	627,633	25,205,741
CDK Global, Inc.	853,632	49,331,393
Electronic Arts, Inc.(1)	1,604,947	122,489,555
Guidewire Software, Inc.(1)	631,204	38,800,110
Manhattan Associates, Inc.(1)	342,188	19,864,013
ServiceNow, Inc.(1)	790,465	59,221,638
Symantec Corp.	1,240,955	25,352,711
Tyler Technologies, Inc.(1)	371,481	60,558,833
		400,823,994
Specialty Retail — 7.1%
AutoZone, Inc.(1)	79,294	64,542,937

Burlington Stores, Inc.(1)	541,642	41,441,029
L Brands, Inc.	368,925	27,263,558
O'Reilly Automotive, Inc.(1)	145,754	42,360,485
Ross Stores, Inc.	1,029,790	63,671,916
Signet Jewelers Ltd.	120,325	10,577,771
Tractor Supply Co.	530,811	48,648,828
Ulta Salon Cosmetics & Fragrance, Inc.(1)	206,305	53,888,929
Williams-Sonoma, Inc.	299,062	16,173,273
		368,568,726
Textiles, Apparel and Luxury Goods — 2.6%
Coach, Inc.	780,407	33,643,346
lululemon athletica, Inc.(1)	483,091	37,512,016
Under Armour, Inc., Class A(1)	887,183	35,008,241
Under Armour, Inc., Class C(1)	832,797	29,730,853
		135,894,456
TOTAL COMMON STOCKS (Cost $4,080,757,248)		5,194,574,153
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $24,826,150), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $24,334,203)		24,334,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,824	4,824
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,338,824)		24,338,824
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,105,096,072)		5,218,912,977
OTHER ASSETS AND LIABILITIES — 0.1%		7,642,656
TOTAL NET ASSETS — 100.0%		$5,226,555,633

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	48,483,424	CAD	63,410,501	Morgan Stanley	9/30/16	(97,223)
USD	1,680,904	CAD	2,169,600	Morgan Stanley	9/30/16	18,709
USD	2,268,845	CAD	2,963,166	Morgan Stanley	9/30/16	(1,324)
USD	2,011,818	CAD	2,599,742	Morgan Stanley	9/30/16	20,079
USD	1,678,121	CAD	2,186,198	Morgan Stanley	9/30/16	3,211
USD	3,201,391	CAD	4,174,917	Morgan Stanley	9/30/16	2,864
						(53,684)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,194,574,153	—	—
Temporary Cash Investments	4,824	24,334,000	—
	5,194,578,977	24,334,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	44,863	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	98,547	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,110,505,356
Gross tax appreciation of investments	$1,188,333,041
Gross tax depreciation of investments	(79,925,420)
Net tax appreciation (depreciation) of investments	$1,108,407,621

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
New Opportunities Fund
July 31, 2016

New Opportunities - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%
Aerospace and Defense — 0.5%
B/E Aerospace, Inc.	17,585	841,178
Air Freight and Logistics — 0.8%
XPO Logistics, Inc.(1)	45,231	1,339,742
Airlines — 0.4%
Alaska Air Group, Inc.	10,809	726,581
Auto Components — 1.4%
Drew Industries, Inc.	13,514	1,238,017
Tenneco, Inc.(1)	20,496	1,158,434
		2,396,451
Banks — 2.1%
BankUnited, Inc.	18,678	560,714
Cathay General Bancorp	26,288	788,114
FCB Financial Holdings, Inc., Class A(1)	36,319	1,270,075
Signature Bank(1)	8,776	1,055,226
		3,674,129
Beverages — 0.8%
Coca-Cola Bottling Co. Consolidated	9,795	1,394,906
Biotechnology — 5.0%
ACADIA Pharmaceuticals, Inc.(1)	10,468	387,735
Aimmune Therapeutics, Inc.(1)	19,457	233,289
Alder Biopharmaceuticals, Inc.(1)	11,664	374,414
Alkermes plc(1)	15,087	752,841
Alnylam Pharmaceuticals, Inc.(1)	10,393	707,555
Cepheid(1)	6,537	230,952
Eagle Pharmaceuticals, Inc.(1)	5,362	231,317
Exelixis, Inc.(1)	64,535	592,431
Ionis Pharmaceuticals, Inc.(1)	13,428	391,963
Kite Pharma, Inc.(1)	5,981	338,704
Neurocrine Biosciences, Inc.(1)	12,833	644,602
Novavax, Inc.(1)	42,361	310,083
Ophthotech Corp.(1)	5,116	328,652
Opko Health, Inc.(1)	31,379	312,221
Prothena Corp. plc(1)	6,267	344,998
Radius Health, Inc.(1)	12,217	575,665
Sarepta Therapeutics, Inc.(1)	4,838	122,305
Seattle Genetics, Inc.(1)	10,691	513,810
Spark Therapeutics, Inc.(1)	8,057	466,823
TESARO, Inc.(1)	4,412	411,375
Ultragenyx Pharmaceutical, Inc.(1)	6,151	389,235
		8,660,970
Building Products — 4.0%
Apogee Enterprises, Inc.	26,161	1,223,027
Fortune Brands Home & Security, Inc.	45,977	2,908,965
Lennox International, Inc.	9,350	1,466,080
Masonite International Corp.(1)	20,297	1,417,339
		7,015,411

Capital Markets — 0.9%
Affiliated Managers Group, Inc.(1)	3,998	586,826
Evercore Partners, Inc., Class A	19,294	977,627
		1,564,453
Chemicals — 2.0%
Ashland, Inc.	11,176	1,265,570
PolyOne Corp.	17,897	627,648
Scotts Miracle-Gro Co. (The), Class A	11,664	860,220
Trinseo SA	13,145	654,490
		3,407,928
Commercial Services and Supplies — 0.7%
Multi-Color Corp.	18,762	1,211,650
Construction Materials — 1.6%
Headwaters, Inc.(1)	64,743	1,287,738
Summit Materials, Inc., Class A(1)	67,747	1,499,919
		2,787,657
Containers and Packaging — 2.2%
Ball Corp.	14,498	1,024,574
Berry Plastics Group, Inc.(1)	25,344	1,039,104
Sealed Air Corp.	36,708	1,731,883
		3,795,561
Distributors — 1.3%
LKQ Corp.(1)	63,913	2,197,968
Diversified Consumer Services — 1.3%
Nord Anglia Education, Inc.(1)	49,701	1,081,991
ServiceMaster Global Holdings, Inc.(1)	32,459	1,227,924
		2,309,915
Diversified Financial Services — 2.8%
Bats Global Markets, Inc.(1)	66,039	1,676,070
CBOE Holdings, Inc.	7,397	508,914
MarketAxess Holdings, Inc.	4,662	753,659
MSCI, Inc., Class A	23,314	2,005,936
		4,944,579
Electrical Equipment — 0.7%
AMETEK, Inc.	25,166	1,183,557
Electronic Equipment, Instruments and Components — 3.3%
Belden, Inc.	25,514	1,867,880
CDW Corp.	46,596	2,000,366
Dolby Laboratories, Inc., Class A	24,387	1,226,910
Orbotech Ltd.(1)	25,187	718,585
		5,813,741
Energy Equipment and Services — 0.4%
US Silica Holdings, Inc.	21,985	757,823
Food Products — 3.0%
AdvancePierre Foods Holdings, Inc.(1)	61,173	1,463,258
Amplify Snack Brands, Inc.(1)	64,238	916,034
B&G Foods, Inc.	22,023	1,136,167
TreeHouse Foods, Inc.(1)	17,321	1,787,354
		5,302,813
Health Care Equipment and Supplies — 5.8%
Cooper Cos., Inc. (The)	8,425	1,537,310
DexCom, Inc.(1)	9,934	916,213
Endologix, Inc.(1)	41,208	581,445

Merit Medical Systems, Inc.(1)	56,628	1,327,360
Nevro Corp.(1)	10,760	889,852
NuVasive, Inc.(1)	25,125	1,562,775
STERIS plc	14,970	1,062,121
Teleflex, Inc.	6,372	1,148,935
West Pharmaceutical Services, Inc.	13,784	1,106,580
		10,132,591
Health Care Providers and Services — 4.1%
Adeptus Health, Inc., Class A(1)	32,182	1,434,352
American Renal Associates Holdings, Inc.(1)	67,066	1,599,524
Envision Healthcare Holdings, Inc.(1)	32,445	797,822
HealthEquity, Inc.(1)	32,640	963,533
Molina Healthcare, Inc.(1)	6,149	349,325
VCA, Inc.(1)	26,762	1,909,201
		7,053,757
Health Care Technology — 2.2%
Cotiviti Holdings, Inc.(1)	82,790	1,998,551
Evolent Health, Inc.(1)	45,677	1,075,237
Press Ganey Holdings, Inc.(1)	19,145	764,268
		3,838,056
Hotels, Restaurants and Leisure — 4.2%
Aramark	42,758	1,532,874
Bloomin' Brands, Inc.	36,877	663,049
Cedar Fair LP	16,028	948,858
Madison Square Garden Co. (The)(1)	3,046	556,778
Norwegian Cruise Line Holdings Ltd.(1)	18,490	787,674
Papa John's International, Inc.	15,817	1,169,667
Texas Roadhouse, Inc.	22,942	1,083,321
Vail Resorts, Inc.	4,510	645,246
		7,387,467
Household Durables — 1.8%
Newell Brands, Inc.	39,865	2,091,318
Universal Electronics, Inc.(1)	14,027	1,084,848
		3,176,166
Insurance — 1.8%
Allied World Assurance Co. Holdings AG	15,143	620,712
Arthur J. Gallagher & Co.	27,386	1,347,117
First American Financial Corp.	26,687	1,115,783
		3,083,612
Internet Software and Services — 4.4%
Cornerstone OnDemand, Inc.(1)	18,026	778,543
CoStar Group, Inc.(1)	11,273	2,343,657
LogMeIn, Inc.(1)	21,758	1,869,230
Q2 Holdings, Inc.(1)	51,942	1,541,638
Shopify, Inc., Class A(1)	31,989	1,096,263
		7,629,331
IT Services — 2.8%
EPAM Systems, Inc.(1)	12,032	845,128
MAXIMUS, Inc.	19,056	1,122,779
Sabre Corp.	64,397	1,877,173
Vantiv, Inc., Class A(1)	19,185	1,050,762
		4,895,842

Leisure Products — 1.5%
Brunswick Corp.	38,564	1,913,546
Nautilus, Inc.(1)	36,451	686,737
		2,600,283
Life Sciences Tools and Services — 2.0%
PAREXEL International Corp.(1)	17,030	1,138,456
Patheon NV(1)	66,111	1,709,630
Quintiles Transnational Holdings, Inc.(1)	9,229	716,540
		3,564,626
Machinery — 5.4%
ITT, Inc.	29,895	947,970
John Bean Technologies Corp.	18,237	1,220,420
Middleby Corp. (The)(1)	24,575	2,958,339
Mueller Water Products, Inc., Class A	81,888	971,192
Snap-on, Inc.	11,631	1,828,044
WABCO Holdings, Inc.(1)	14,635	1,467,451
		9,393,416
Media — 1.0%
Interpublic Group of Cos., Inc. (The)	72,144	1,663,641
Metals and Mining — 0.4%
Ferroglobe plc	78,051	727,435
Multiline Retail — 0.5%
Ollie's Bargain Outlet Holdings, Inc.(1)	32,941	861,078
Oil, Gas and Consumable Fuels — 2.2%
Diamondback Energy, Inc.(1)	9,369	822,505
Eclipse Resources Corp.(1)	277,003	872,559
Enviva Partners, LP	43,257	943,868
Newfield Exploration Co.(1)	25,923	1,122,466
		3,761,398
Pharmaceuticals — 1.6%
Akorn, Inc.(1)	14,064	481,411
Horizon Pharma plc(1)	40,715	785,392
Intra-Cellular Therapies, Inc.(1)	8,133	331,827
Pacira Pharmaceuticals, Inc.(1)	12,757	462,441
Supernus Pharmaceuticals, Inc.(1)	29,355	652,268
		2,713,339
Professional Services — 0.4%
Korn/Ferry International	33,582	772,722
Real Estate Investment Trusts (REITs) — 3.3%
CyrusOne, Inc.	29,709	1,628,647
Healthcare Trust of America, Inc., Class A	43,462	1,479,881
Sovran Self Storage, Inc.	12,335	1,262,734
Sun Communities, Inc.	18,451	1,460,397
		5,831,659
Real Estate Management and Development — 0.7%
FirstService Corp.	25,882	1,275,615
Road and Rail — 0.7%
Avis Budget Group, Inc.(1)	33,360	1,225,313
Semiconductors and Semiconductor Equipment — 2.2%
MACOM Technology Solutions Holdings, Inc.(1)	33,327	1,316,750
Microsemi Corp.(1)	46,271	1,804,569
Monolithic Power Systems, Inc.	10,798	785,230
		3,906,549

Software — 6.7%
Callidus Software, Inc.(1)	75,748	1,555,107
CDK Global, Inc.	23,296	1,346,276
Guidewire Software, Inc.(1)	13,125	806,794
Manhattan Associates, Inc.(1)	23,787	1,380,835
RingCentral, Inc., Class A(1)	42,547	979,857
ServiceNow, Inc.(1)	9,660	723,727
Splunk, Inc.(1)	11,554	722,587
Synchronoss Technologies, Inc.(1)	51,253	1,913,787
Tyler Technologies, Inc.(1)	13,962	2,276,085
		11,705,055
Specialty Retail — 2.0%
Burlington Stores, Inc.(1)	19,762	1,511,990
Five Below, Inc.(1)	25,083	1,279,484
Williams-Sonoma, Inc.	11,235	607,589
		3,399,063
Technology Hardware, Storage and Peripherals — 0.5%
Super Micro Computer, Inc.(1)	38,569	831,162
Textiles, Apparel and Luxury Goods — 1.8%
Coach, Inc.	20,353	877,418
Hanesbrands, Inc.	38,816	1,034,835
lululemon athletica, Inc.(1)	7,776	603,806
Skechers U.S.A., Inc., Class A(1)	27,703	665,426
		3,181,485
Trading Companies and Distributors — 2.5%
HD Supply Holdings, Inc.(1)	77,657	2,810,407
SiteOne Landscape Supply, Inc.(1)	38,712	1,503,574
		4,313,981
TOTAL COMMON STOCKS (Cost $139,508,070)		170,251,655
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $4,733,438), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $4,640,039)		4,640,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,307	1,307
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,641,307)		4,641,307
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $144,149,377)		174,892,962
OTHER ASSETS AND LIABILITIES — (0.4)%		(728,848)
TOTAL NET ASSETS — 100.0%		$174,164,114

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	30,515	USD	23,308	Morgan Stanley	9/30/16	70
USD	1,058,291	CAD	1,384,118	Morgan Stanley	9/30/16	(2,122)
USD	81,198	CAD	106,453	Morgan Stanley	9/30/16	(358)
						(2,410)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	168,976,040	1,275,615	—
Temporary Cash Investments	1,307	4,640,000	—
	168,977,347	5,915,615	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	70	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,480	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$146,099,294
Gross tax appreciation of investments	$32,685,997
Gross tax depreciation of investments	(3,892,329)
Net tax appreciation (depreciation) of investments	$28,793,668

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
July 31, 2016

NT Growth - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 3.6%
Boeing Co. (The)	139,033	18,583,151
Lockheed Martin Corp.	103,596	26,181,817
		44,764,968
Airlines — 0.9%
Delta Air Lines, Inc.	289,424	11,215,180
Beverages — 5.6%
PepsiCo, Inc.	640,903	69,807,155
Biotechnology — 5.7%
Amgen, Inc.	154,128	26,514,640
Biogen, Inc.(1)	52,200	15,134,346
Gilead Sciences, Inc.	203,492	16,171,509
Incyte Corp.(1)	49,562	4,470,988
Regeneron Pharmaceuticals, Inc.(1)	22,328	9,492,079
		71,783,562
Capital Markets — 0.7%
Charles Schwab Corp. (The)	329,024	9,350,862
Chemicals — 4.2%
Dow Chemical Co. (The)	311,109	16,697,220
LyondellBasell Industries NV, Class A	97,842	7,363,589
PPG Industries, Inc.	98,931	10,359,065
Sherwin-Williams Co. (The)	58,960	17,672,081
		52,091,955
Communications Equipment — 0.1%
Cisco Systems, Inc.	55,852	1,705,162
Consumer Finance — 0.7%
American Express Co.	137,900	8,889,034
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	137,926	5,921,163
Energy Equipment and Services — 0.9%
Halliburton Co.	264,313	11,539,906
Food and Staples Retailing — 1.2%
Kroger Co. (The)	422,913	14,459,396
Food Products — 0.7%
Hormel Foods Corp.	139,387	5,206,104
Mead Johnson Nutrition Co.	34,944	3,117,005
		8,323,109
Health Care Equipment and Supplies — 2.8%
C.R. Bard, Inc.	38,161	8,537,761
Cooper Cos., Inc. (The)	33,289	6,074,244
Edwards Lifesciences Corp.(1)	107,108	12,266,008
Intuitive Surgical, Inc.(1)	11,099	7,722,240
		34,600,253
Health Care Providers and Services — 2.8%
Cardinal Health, Inc.	181,998	15,215,033
Express Scripts Holding Co.(1)	164,790	12,535,575

VCA, Inc.(1)	99,854	7,123,584
		34,874,192
Health Care Technology — 0.9%
Cerner Corp.(1)	174,357	10,878,133
Hotels, Restaurants and Leisure — 0.4%
Las Vegas Sands Corp.	108,526	5,496,842
Household Products — 1.6%
Church & Dwight Co., Inc.	56,751	5,575,218
Procter & Gamble Co. (The)	166,519	14,252,361
		19,827,579
Industrial Conglomerates — 1.9%
3M Co.	134,448	23,980,145
Insurance — 0.5%
American International Group, Inc.	118,318	6,441,232
Internet and Catalog Retail — 5.4%
Amazon.com, Inc.(1)	64,286	48,780,860
Expedia, Inc.	82,918	9,672,385
TripAdvisor, Inc.(1)	124,217	8,691,463
		67,144,708
Internet Software and Services — 9.4%
Alphabet, Inc., Class A(1)	98,571	78,003,175
eBay, Inc.(1)	309,819	9,653,960
Facebook, Inc., Class A(1)	244,207	30,267,016
		117,924,151
IT Services — 5.8%
Cognizant Technology Solutions Corp., Class A(1)	81,042	4,659,104
Fiserv, Inc.(1)	138,016	15,231,446
Visa, Inc., Class A	673,882	52,596,490
		72,487,040
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	189,034	9,094,426
Illumina, Inc.(1)	17,673	2,939,904
Waters Corp.(1)	30,064	4,778,071
		16,812,401
Machinery — 2.9%
Caterpillar, Inc.	60,044	4,969,241
Parker-Hannifin Corp.	57,956	6,617,996
WABCO Holdings, Inc.(1)	124,779	12,511,590
Wabtec Corp.	184,423	12,632,976
		36,731,803
Media — 5.2%
Comcast Corp., Class A	536,824	36,101,414
Sirius XM Holdings, Inc.(1)	1,335,840	5,864,338
Walt Disney Co. (The)	245,255	23,532,217
		65,497,969
Multiline Retail — 1.4%
Dollar Tree, Inc.(1)	186,167	17,926,020
Oil, Gas and Consumable Fuels — 1.0%
Concho Resources, Inc.(1)	96,390	11,971,638
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	157,987	14,676,992
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	363,256	27,175,181

Johnson & Johnson	45,922	5,750,812
Teva Pharmaceutical Industries Ltd. ADR	117,377	6,279,670
Zoetis, Inc.	107,069	5,403,772
		44,609,435
Real Estate Investment Trusts (REITs) — 1.2%
Simon Property Group, Inc.	69,049	15,676,885
Road and Rail — 0.6%
Union Pacific Corp.	82,825	7,706,866
Semiconductors and Semiconductor Equipment — 2.8%
ASML Holding NV	89,268	9,874,377
Maxim Integrated Products, Inc.	238,860	9,740,711
NXP Semiconductors NV(1)	95,242	8,008,900
Xilinx, Inc.	145,075	7,410,431
		35,034,419
Software — 8.8%
Adobe Systems, Inc.(1)	115,679	11,320,347
Electronic Arts, Inc.(1)	89,046	6,795,991
Microsoft Corp.	679,680	38,524,262
Oracle Corp.	402,684	16,526,151
salesforce.com, inc.(1)	94,689	7,745,560
ServiceNow, Inc.(1)	79,238	5,936,511
Splunk, Inc.(1)	162,879	10,186,453
Symantec Corp.	644,657	13,170,343
		110,205,618
Specialty Retail — 6.6%
Home Depot, Inc. (The)	107,304	14,833,705
O'Reilly Automotive, Inc.(1)	101,397	29,469,010
Ross Stores, Inc.	204,821	12,664,083
TJX Cos., Inc. (The)	268,267	21,922,779
Williams-Sonoma, Inc.	80,612	4,359,497
		83,249,074
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	454,929	47,408,151
Hewlett Packard Enterprise Co.	223,737	4,702,952
		52,111,103
Textiles, Apparel and Luxury Goods — 1.4%
Carter's, Inc.	90,771	9,190,564
Coach, Inc.	189,831	8,183,614
		17,374,178
Trading Companies and Distributors — 0.3%
United Rentals, Inc.(1)	55,011	4,382,726
TOTAL COMMON STOCKS (Cost $963,467,485)		1,237,472,854
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Growth ETF (Cost $7,338,826)	77,020	8,065,534
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $10,557,000), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $10,345,086)		10,345,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,042	2,042
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,347,042)		10,347,042
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $981,153,353)		1,255,885,430

OTHER ASSETS AND LIABILITIES — (0.2)%	(2,818,553)
TOTAL NET ASSETS — 100.0%	$1,253,066,877

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	124,449	USD	137,802	UBS AG	9/30/16	1,678
USD	5,907,898	EUR	5,345,667	UBS AG	9/30/16	(83,438)
USD	199,335	EUR	179,481	UBS AG	9/30/16	(1,825)
USD	456,353	EUR	408,994	UBS AG	9/30/16	(2,040)
USD	370,542	EUR	333,192	UBS AG	9/30/16	(2,894)
USD	295,561	EUR	266,497	UBS AG	9/30/16	(3,125)
USD	482,090	EUR	434,036	UBS AG	9/30/16	(4,370)
USD	190,170	EUR	171,484	UBS AG	9/30/16	(2,026)
USD	407,106	EUR	368,766	UBS AG	9/30/16	(6,201)
						(104,241)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,227,598,477	9,874,377	—
Exchange-Traded Funds	8,065,534	—	—
Temporary Cash Investments	2,042	10,345,000	—
	1,235,666,053	20,219,377	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,678	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	105,919	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$987,622,746
Gross tax appreciation of investments	$273,768,658
Gross tax depreciation of investments	(5,505,974)
Net tax appreciation (depreciation) of investments	$268,262,684

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
July 31, 2016

NT Heritage - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Airlines — 0.6%
Spirit Airlines, Inc.(1)	107,070	4,577,242
Auto Components — 1.1%
Delphi Automotive plc	117,004	7,935,211
Banks — 1.3%
BankUnited, Inc.	172,584	5,180,972
SVB Financial Group(1)	41,033	4,120,534
		9,301,506
Beverages — 2.0%
Constellation Brands, Inc., Class A	68,652	11,302,179
Monster Beverage Corp.(1)	22,703	3,646,783
		14,948,962
Biotechnology — 3.2%
Alkermes plc(1)	39,948	1,993,405
BioMarin Pharmaceutical, Inc.(1)	54,360	5,404,471
Incyte Corp.(1)	78,431	7,075,261
Neurocrine Biosciences, Inc.(1)	91,834	4,612,822
Vertex Pharmaceuticals, Inc.(1)	43,215	4,191,855
		23,277,814
Building Products — 1.8%
Fortune Brands Home & Security, Inc.	100,388	6,351,549
Lennox International, Inc.	44,381	6,958,941
		13,310,490
Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	79,880	11,724,786
SEI Investments Co.	163,416	7,353,720
		19,078,506
Chemicals — 2.0%
Ashland, Inc.	33,240	3,764,097
Axalta Coating Systems Ltd.(1)	253,343	7,232,943
Scotts Miracle-Gro Co. (The), Class A	51,920	3,829,100
		14,826,140
Commercial Services and Supplies — 1.0%
KAR Auction Services, Inc.	178,563	7,637,140
Construction Materials — 1.0%
Vulcan Materials Co.	61,683	7,647,458
Consumer Finance — 1.1%
Discover Financial Services	137,491	7,814,988
Containers and Packaging — 1.7%
Ball Corp.	180,236	12,737,278
Distributors — 1.4%
LKQ Corp.(1)	304,476	10,470,930
Diversified Financial Services — 1.7%
S&P Global, Inc.	100,100	12,232,220
Diversified Telecommunication Services — 1.4%
SBA Communications Corp., Class A(1)	89,829	10,330,335

Electrical Equipment — 1.3%
Acuity Brands, Inc.	12,398	3,253,607
AMETEK, Inc.	141,254	6,643,176
		9,896,783
Electronic Equipment, Instruments and Components — 1.3%
CDW Corp.	132,072	5,669,851
Trimble Navigation Ltd.(1)	146,326	3,868,859
		9,538,710
Food and Staples Retailing — 1.3%
Costco Wholesale Corp.	57,084	9,545,586
Food Products — 4.1%
Blue Buffalo Pet Products, Inc.(1)	163,957	4,210,416
Kellogg Co.	181,609	15,020,880
Mead Johnson Nutrition Co.	58,479	5,216,327
TreeHouse Foods, Inc.(1)	56,870	5,868,415
		30,316,038
Health Care Equipment and Supplies — 7.4%
Baxter International, Inc.	330,721	15,881,222
DexCom, Inc.(1)	65,751	6,064,215
Edwards Lifesciences Corp.(1)	55,730	6,382,200
Nevro Corp.(1)	36,693	3,034,511
NuVasive, Inc.(1)	89,836	5,587,799
Teleflex, Inc.	67,101	12,098,981
West Pharmaceutical Services, Inc.	69,717	5,596,881
		54,645,809
Health Care Providers and Services — 2.0%
Universal Health Services, Inc., Class B	48,507	6,283,112
VCA, Inc.(1)	119,588	8,531,408
		14,814,520
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	8,915	3,779,871
Hilton Worldwide Holdings, Inc.	177,239	4,110,172
MGM Resorts International(1)	320,323	7,681,345
Panera Bread Co., Class A(1)	22,415	4,916,058
Papa John's International, Inc.	56,703	4,193,187
		24,680,633
Household Durables — 3.0%
Newell Brands, Inc.	339,795	17,825,646
Whirlpool Corp.	22,223	4,274,816
		22,100,462
Internet and Catalog Retail — 1.0%
Expedia, Inc.	62,387	7,277,444
Internet Software and Services — 1.9%
Akamai Technologies, Inc.(1)	47,773	2,413,970
CoStar Group, Inc.(1)	57,619	11,978,990
		14,392,960
IT Services — 4.9%
Alliance Data Systems Corp.(1)	34,983	8,102,762
Fidelity National Information Services, Inc.	138,456	11,011,406
Sabre Corp.	281,192	8,196,747
Vantiv, Inc., Class A(1)	167,719	9,185,970
		36,496,885

Leisure Products — 0.6%
Brunswick Corp.	81,788	4,058,321
Machinery — 6.0%
Ingersoll-Rand plc	79,206	5,248,189
ITT, Inc.	97,587	3,094,484
John Bean Technologies Corp.	2,092	139,997
Middleby Corp. (The)(1)	123,827	14,906,294
Snap-on, Inc.	68,833	10,818,483
WABCO Holdings, Inc.(1)	53,888	5,403,350
Xylem, Inc.	93,941	4,491,319
		44,102,116
Media — 1.0%
Charter Communications, Inc., Class A(1)	31,660	7,435,984
Multiline Retail — 2.4%
Dollar General Corp.	60,507	5,732,433
Dollar Tree, Inc.(1)	128,281	12,352,178
		18,084,611
Oil, Gas and Consumable Fuels — 1.9%
Concho Resources, Inc.(1)	67,270	8,354,934
Gulfport Energy Corp.(1)	107,229	3,119,291
Newfield Exploration Co.(1)	58,939	2,552,059
		14,026,284
Pharmaceuticals — 1.9%
Zoetis, Inc.	283,822	14,324,496
Professional Services — 4.3%
Equifax, Inc.	76,350	10,113,321
Nielsen Holdings plc	192,885	10,388,786
Verisk Analytics, Inc., Class A(1)	132,810	11,326,037
		31,828,144
Real Estate Investment Trusts (REITs) — 1.9%
Crown Castle International Corp.	55,508	5,385,941
Equinix, Inc.	22,861	8,524,181
		13,910,122
Road and Rail — 3.1%
Canadian Pacific Railway Ltd., New York Shares	61,907	9,272,430
J.B. Hunt Transport Services, Inc.	71,012	5,903,228
Norfolk Southern Corp.	82,719	7,426,512
		22,602,170
Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	362,679	9,534,831
Broadcom Ltd.	62,253	10,083,741
NXP Semiconductors NV(1)	65,237	5,485,779
		25,104,351
Software — 7.7%
Activision Blizzard, Inc.	88,388	3,549,662
CDK Global, Inc.	120,510	6,964,273
Electronic Arts, Inc.(1)	226,021	17,249,923
Guidewire Software, Inc.(1)	90,841	5,583,996
Manhattan Associates, Inc.(1)	48,222	2,799,287
ServiceNow, Inc.(1)	111,059	8,320,540
Symantec Corp.	171,345	3,500,579
Tyler Technologies, Inc.(1)	53,151	8,664,676
		56,632,936

Specialty Retail — 7.1%
AutoZone, Inc.(1)	11,151	9,076,579
Burlington Stores, Inc.(1)	77,158	5,903,359
L Brands, Inc.	53,430	3,948,477
O'Reilly Automotive, Inc.(1)	20,369	5,919,842
Ross Stores, Inc.	145,107	8,971,966
Signet Jewelers Ltd.	19,551	1,718,728
Tractor Supply Co.	74,796	6,855,053
Ulta Salon Cosmetics & Fragrance, Inc.(1)	29,784	7,779,879
Williams-Sonoma, Inc.	42,220	2,283,258
		52,457,141
Textiles, Apparel and Luxury Goods — 2.6%
Coach, Inc.	111,610	4,811,507
lululemon athletica, Inc.(1)	67,192	5,217,459
Under Armour, Inc., Class A(1)	124,607	4,916,992
Under Armour, Inc., Class C(1)	118,642	4,235,520
		19,181,478
TOTAL COMMON STOCKS (Cost $591,136,541)		733,580,204
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $5,760,450), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $5,644,047)		5,644,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,947	1,947
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,645,947)		5,645,947
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $596,782,488)		739,226,151
OTHER ASSETS AND LIABILITIES — (0.1)%		(657,689)
TOTAL NET ASSETS — 100.0%		$738,568,462

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	6,673,339	CAD	8,727,927	Morgan Stanley	9/30/16	(13,382)
USD	231,362	CAD	298,627	Morgan Stanley	9/30/16	2,575
USD	312,288	CAD	407,855	Morgan Stanley	9/30/16	(182)
USD	223,901	CAD	291,187	Morgan Stanley	9/30/16	813
USD	256,490	CAD	331,446	Morgan Stanley	9/30/16	2,560
USD	237,226	CAD	309,049	Morgan Stanley	9/30/16	454
USD	452,561	CAD	590,182	Morgan Stanley	9/30/16	405
						(6,757)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	733,580,204	—	—
Temporary Cash Investments	1,947	5,644,000	—
	733,582,151	5,644,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	6,807	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	13,564	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$603,152,771
Gross tax appreciation of investments	$144,887,337
Gross tax depreciation of investments	(8,813,957)
Net tax appreciation (depreciation) of investments	$136,073,380

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Select Fund
July 31, 2016

Select - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 2.8%
Boeing Co. (The)	397,000	53,063,020
United Technologies Corp.	140,200	15,092,530
		68,155,550
Auto Components — 2.1%
Delphi Automotive plc	399,500	27,094,090
Gentex Corp.	1,369,200	24,193,764
		51,287,854
Banks — 1.3%
JPMorgan Chase & Co.	501,300	32,068,161
Beverages — 3.5%
Constellation Brands, Inc., Class A	361,400	59,497,282
Diageo plc	873,300	24,976,162
		84,473,444
Biotechnology — 7.6%
Biogen, Inc.(1)	214,700	62,247,971
Celgene Corp.(1)	492,000	55,197,480
Gilead Sciences, Inc.	756,000	60,079,320
Vertex Pharmaceuticals, Inc.(1)	91,800	8,904,600
		186,429,371
Capital Markets — 0.7%
Franklin Resources, Inc.	467,200	16,907,968
Chemicals — 1.2%
Monsanto Co.	278,500	29,735,445
Diversified Financial Services — 1.6%
CBOE Holdings, Inc.	556,500	38,287,200
Energy Equipment and Services — 0.8%
Core Laboratories NV	55,900	6,529,679
Schlumberger Ltd.	151,900	12,230,988
		18,760,667
Food and Staples Retailing — 3.3%
Costco Wholesale Corp.	327,300	54,731,106
Wal-Mart Stores, Inc.	341,900	24,948,443
		79,679,549
Food Products — 1.4%
Mead Johnson Nutrition Co.	381,500	34,029,800
Health Care Providers and Services — 4.3%
Cigna Corp.	164,800	21,252,608
UnitedHealth Group, Inc.	593,800	85,032,160
		106,284,768
Hotels, Restaurants and Leisure — 3.7%
Papa John's International, Inc.	277,600	20,528,520
Starbucks Corp.	1,212,300	70,374,015
		90,902,535
Industrial Conglomerates — 1.3%
Roper Technologies, Inc.	182,300	31,056,628

Insurance — 0.8%
MetLife, Inc.	467,800	19,993,772
Internet and Catalog Retail — 3.7%
Amazon.com, Inc.(1)	117,700	89,311,937
Internet Software and Services — 11.7%
Alphabet, Inc., Class A(1)	107,000	84,673,380
Alphabet, Inc., Class C(1)	121,100	93,100,469
Baidu, Inc. ADR(1)	115,300	18,401,880
Facebook, Inc., Class A(1)	727,600	90,178,744
		286,354,473
IT Services — 3.2%
MasterCard, Inc., Class A	828,400	78,896,816
Machinery — 3.7%
FANUC Corp.	149,800	25,435,243
Graco, Inc.	313,400	23,194,734
Middleby Corp. (The)(1)	345,000	41,531,100
		90,161,077
Media — 5.1%
Time Warner, Inc.	650,900	49,891,485
Walt Disney Co. (The)	770,500	73,929,475
		123,820,960
Oil, Gas and Consumable Fuels — 0.7%
EOG Resources, Inc.	196,300	16,037,710
Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	355,600	33,035,240
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	946,700	70,822,627
Teva Pharmaceutical Industries Ltd. ADR	738,000	39,483,000
		110,305,627
Professional Services — 2.1%
IHS Markit Ltd.(1)	400,828	13,924,765
Verisk Analytics, Inc., Class A(1)	445,300	37,975,184
		51,899,949
Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	385,100	44,583,027
Road and Rail — 0.9%
Canadian Pacific Railway Ltd.	145,900	21,858,460
Semiconductors and Semiconductor Equipment — 2.6%
Linear Technology Corp.	1,075,700	64,531,243
Software — 4.6%
Electronic Arts, Inc.(1)	710,700	54,240,624
Microsoft Corp.	460,600	26,106,808
Oracle Corp.	779,000	31,970,160
		112,317,592
Specialty Retail — 7.9%
AutoZone, Inc.(1)	59,000	48,024,230
Home Depot, Inc. (The)	537,900	74,359,296
L Brands, Inc.	190,900	14,107,510
TJX Cos., Inc. (The)	689,900	56,378,628
		192,869,664
Technology Hardware, Storage and Peripherals — 8.2%
Apple, Inc.	1,926,200	200,729,302

Tobacco — 1.2%
Philip Morris International, Inc.	291,500	29,225,790
TOTAL COMMON STOCKS (Cost $1,285,095,418)		2,433,991,579
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $15,043,725), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $14,744,123)		14,744,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,487	3,487
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,747,487)		14,747,487
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,299,842,905)		2,448,739,066
OTHER ASSETS AND LIABILITIES — (0.2)%		(5,312,467)
TOTAL NET ASSETS — 100.0%		$2,443,426,599

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,570,639	CAD	16,440,887	Morgan Stanley	9/30/16	(25,208)
USD	423,321	CAD	546,396	Morgan Stanley	9/30/16	4,712
USD	591,968	CAD	773,124	Morgan Stanley	9/30/16	(345)
USD	530,315	CAD	685,292	Morgan Stanley	9/30/16	5,293
USD	430,387	CAD	560,694	Morgan Stanley	9/30/16	823
USD	795,679	CAD	1,037,641	Morgan Stanley	9/30/16	712
						(14,013)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,361,721,714	72,269,865	—
Temporary Cash Investments	3,487	14,744,000	—
	2,361,725,201	87,013,865	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	11,540	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	25,553	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,302,799,389
Gross tax appreciation of investments	$1,156,518,855
Gross tax depreciation of investments	(10,579,178)
Net tax appreciation (depreciation) of investments	$1,145,939,677

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
July 31, 2016

Small Cap Growth - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.3%
Aerospace and Defense — 0.6%
Mercury Systems, Inc.(1)	120,743	3,129,659
Air Freight and Logistics — 0.9%
XPO Logistics, Inc.(1)	153,085	4,534,378
Airlines — 0.2%
Allegiant Travel Co.	7,105	922,016
Auto Components — 1.7%
Drew Industries, Inc.	47,258	4,329,305
Tenneco, Inc.(1)	79,701	4,504,701
		8,834,006
Banks — 2.3%
BankUnited, Inc.	75,826	2,276,296
Cathay General Bancorp	137,756	4,129,925
FCB Financial Holdings, Inc., Class A(1)	154,536	5,404,124
		11,810,345
Beverages — 0.9%
Coca-Cola Bottling Co. Consolidated	31,234	4,448,034
Biotechnology — 7.2%
Acceleron Pharma, Inc.(1)	31,365	1,063,901
Achillion Pharmaceuticals, Inc.(1)	149,039	1,234,043
Aimmune Therapeutics, Inc.(1)	74,914	898,219
Alder Biopharmaceuticals, Inc.(1)	62,390	2,002,719
Cepheid, Inc.(1)	43,453	1,535,195
Dynavax Technologies Corp.(1)	69,378	1,070,503
Eagle Pharmaceuticals, Inc.(1)	26,156	1,128,370
Exact Sciences Corp.(1)	60,460	1,050,795
Exelixis, Inc.(1)	260,397	2,390,444
FibroGen, Inc.(1)	67,316	1,287,755
Halozyme Therapeutics, Inc.(1)	144,380	1,435,137
Heron Therapeutics, Inc.(1)	28,889	480,135
Kite Pharma, Inc.(1)	37,586	2,128,495
Ligand Pharmaceuticals, Inc., Class B(1)	13,614	1,836,256
Neurocrine Biosciences, Inc.(1)	16,173	812,370
Novavax, Inc.(1)	242,241	1,773,204
Ophthotech Corp.(1)	28,357	1,821,654
Portola Pharmaceuticals, Inc.(1)	40,642	1,055,066
Prothena Corp. plc(1)	39,855	2,194,018
Radius Health, Inc.(1)	42,503	2,002,741
Sage Therapeutics, Inc.(1)	25,381	1,138,592
Sarepta Therapeutics, Inc.(1)	27,919	705,792
Spark Therapeutics, Inc.(1)	34,651	2,007,679
TESARO, Inc.(1)	21,223	1,978,833
Ultragenyx Pharmaceutical, Inc.(1)	33,698	2,132,409
		37,164,325
Building Products — 3.2%
Apogee Enterprises, Inc.	96,934	4,531,665
Masonite International Corp.(1)	92,098	6,431,203
PGT, Inc.(1)	279,130	3,349,560

Trex Co., Inc.(1)	49,272	2,389,692
		16,702,120
Capital Markets — 0.9%
Evercore Partners, Inc., Class A	88,700	4,494,429
Chemicals — 2.7%
Minerals Technologies, Inc.	38,965	2,542,856
PolyOne Corp.	84,334	2,957,593
Sensient Technologies Corp.	82,240	6,071,779
Trinseo SA	47,578	2,368,909
		13,941,137
Commercial Services and Supplies — 1.5%
ABM Industries, Inc.	105,885	3,939,981
Multi-Color Corp.	61,128	3,947,646
		7,887,627
Communications Equipment — 0.7%
Ciena Corp.(1)	179,300	3,440,767
Construction Materials — 1.9%
Headwaters, Inc.(1)	272,010	5,410,279
Summit Materials, Inc., Class A(1)	197,527	4,373,248
		9,783,527
Containers and Packaging — 0.2%
Berry Plastics Group, Inc.(1)	28,596	1,172,436
Distributors — 0.9%
LKQ Corp.(1)	129,025	4,437,170
Diversified Consumer Services — 3.2%
Bright Horizons Family Solutions, Inc.(1)	87,891	5,894,849
Chegg, Inc.(1)	455,477	2,455,021
Houghton Mifflin Harcourt Co.(1)	280,421	4,753,136
Nord Anglia Education, Inc.(1)	149,961	3,264,651
		16,367,657
Diversified Financial Services — 0.9%
Bats Global Markets, Inc.(1)	188,182	4,776,059
Electronic Equipment, Instruments and Components — 3.3%
Belden, Inc.	87,465	6,403,313
Dolby Laboratories, Inc., Class A	72,065	3,625,590
Orbotech Ltd.(1)	82,632	2,357,491
TTM Technologies, Inc.(1)	438,662	4,364,687
		16,751,081
Energy Equipment and Services — 0.5%
US Silica Holdings, Inc.	78,381	2,701,793
Food and Staples Retailing — 0.4%
Casey's General Stores, Inc.	14,935	1,994,420
Food Products — 2.3%
AdvancePierre Foods Holdings, Inc.(1)	179,541	4,294,621
Amplify Snack Brands, Inc.(1)	205,578	2,931,542
B&G Foods, Inc.	85,848	4,428,898
		11,655,061
Health Care Equipment and Supplies — 4.4%
Endologix, Inc.(1)	144,779	2,042,832
ICU Medical, Inc.(1)	25,618	2,991,158
Merit Medical Systems, Inc.(1)	176,411	4,135,074
Nevro Corp.(1)	46,049	3,808,252
NuVasive, Inc.(1)	92,398	5,747,156

STERIS plc	48,011	3,406,380
Tandem Diabetes Care, Inc.(1)	79,245	525,394
		22,656,246
Health Care Providers and Services — 4.1%
Adeptus Health, Inc., Class A(1)	108,209	4,822,875
American Renal Associates Holdings, Inc.(1)	199,364	4,754,831
Envision Healthcare Holdings, Inc.(1)	100,834	2,479,508
HealthEquity, Inc.(1)	115,336	3,404,719
Molina Healthcare, Inc.(1)	28,789	1,635,503
VCA, Inc.(1)	56,619	4,039,200
		21,136,636
Health Care Technology — 2.9%
Cotiviti Holdings, Inc.(1)	237,110	5,723,835
Evolent Health, Inc.(1)	152,278	3,584,624
Press Ganey Holdings, Inc.(1)	75,879	3,029,090
Vocera Communications, Inc.(1)	179,987	2,662,008
		14,999,557
Hotels, Restaurants and Leisure — 3.9%
Bloomin' Brands, Inc.	138,474	2,489,762
Cedar Fair LP	67,623	4,003,282
ClubCorp Holdings, Inc.	182,412	2,644,974
Madison Square Garden Co. (The)(1)	13,426	2,454,139
Papa John's International, Inc.	56,291	4,162,719
Texas Roadhouse, Inc.	94,519	4,463,187
		20,218,063
Household Durables — 1.5%
Installed Building Products, Inc.(1)	101,000	3,618,830
Universal Electronics, Inc.(1)	55,779	4,313,948
		7,932,778
Household Products — 0.2%
Central Garden & Pet Co.(1)	49,754	1,133,894
Insurance — 1.4%
Allied World Assurance Co. Holdings AG	74,529	3,054,944
First American Financial Corp.	93,336	3,902,378
		6,957,322
Internet Software and Services — 4.4%
2U, Inc.(1)	94,885	3,319,077
Cornerstone OnDemand, Inc.(1)	68,613	2,963,395
LogMeIn, Inc.(1)	89,962	7,728,635
Q2 Holdings, Inc.(1)	185,576	5,507,896
Shopify, Inc., Class A(1)	94,254	3,230,085
		22,749,088
IT Services — 2.7%
EPAM Systems, Inc.(1)	58,859	4,134,256
MAXIMUS, Inc.	82,621	4,868,030
Science Applications International Corp.	84,253	5,119,212
		14,121,498
Leisure Products — 1.2%
Brunswick Corp.	78,738	3,906,980
Nautilus, Inc.(1)	117,823	2,219,785
		6,126,765
Life Sciences Tools and Services — 2.0%
PAREXEL International Corp.(1)	77,057	5,151,261

Patheon NV(1)	194,712	5,035,252
		10,186,513
Machinery — 5.4%
EnPro Industries, Inc.	68,581	3,137,581
ITT, Inc.	101,859	3,229,949
John Bean Technologies Corp.	77,115	5,160,536
Middleby Corp.(1)	30,764	3,703,370
Mueller Water Products, Inc., Class A	297,000	3,522,420
Rexnord Corp.(1)	207,396	4,415,461
Woodward, Inc.	79,292	4,641,753
		27,811,070
Metals and Mining — 0.4%
Ferroglobe plc	216,448	2,017,295
Multiline Retail — 0.5%
Ollie's Bargain Outlet Holdings, Inc.(1)	106,768	2,790,916
Oil, Gas and Consumable Fuels — 2.2%
Callon Petroleum Co.(1)	254,231	2,895,691
Carrizo Oil & Gas, Inc.(1)	81,093	2,659,850
Eclipse Resources Corp.(1)	811,459	2,556,096
Enviva Partners, LP	134,899	2,943,496
		11,055,133
Pharmaceuticals — 3.0%
Cempra, Inc.(1)	53,692	964,845
Dermira, Inc.(1)	43,987	1,476,204
Horizon Pharma plc(1)	187,701	3,620,752
Intra-Cellular Therapies, Inc.(1)	38,805	1,583,244
Medicines Co. (The)(1)	54,852	2,145,262
Pacira Pharmaceuticals, Inc.(1)	51,030	1,849,837
Supernus Pharmaceuticals, Inc.(1)	119,809	2,662,156
TherapeuticsMD, Inc.(1)	152,009	1,181,110
		15,483,410
Professional Services — 0.5%
Korn / Ferry International	100,809	2,319,615
Real Estate Investment Trusts (REITs) — 3.6%
CyrusOne, Inc.	32,634	1,788,996
National Health Investors, Inc.	63,295	4,973,088
QTS Realty Trust, Inc., Class A	89,526	5,125,364
Sovran Self Storage, Inc.	24,449	2,502,844
Sun Communities, Inc.	53,403	4,226,847
		18,617,139
Real Estate Management and Development — 0.8%
FirstService Corp.	80,138	3,949,665
Road and Rail — 0.6%
Avis Budget Group, Inc.(1)	77,221	2,836,327
Semiconductors and Semiconductor Equipment — 4.1%
Cavium, Inc.(1)	53,519	2,497,732
Integrated Device Technology, Inc.(1)	120,239	2,644,056
MACOM Technology Solutions Holdings, Inc.(1)	113,767	4,494,934
Microsemi Corp.(1)	198,028	7,723,092
Monolithic Power Systems, Inc.	53,288	3,875,103
		21,234,917
Software — 7.8%
Callidus Software, Inc.(1)	275,703	5,660,183

Ellie Mae, Inc.(1)	37,301	3,435,795
Guidewire Software, Inc.(1)	45,825	2,816,863
Imperva, Inc.(1)	22,299	1,050,729
Manhattan Associates, Inc.(1)	59,996	3,482,768
Paylocity Holding Corp.(1)	64,581	2,882,896
Proofpoint, Inc.(1)	25,127	1,906,385
RingCentral, Inc., Class A(1)	196,415	4,523,437
SecureWorks Corp., Class A(1)	210,246	3,113,743
Synchronoss Technologies, Inc.(1)	186,414	6,960,699
Tyler Technologies, Inc.(1)	27,450	4,474,899
		40,308,397
Specialty Retail — 1.9%
Burlington Stores, Inc.(1)	59,136	4,524,495
Five Below, Inc.(1)	98,976	5,048,766
		9,573,261
Technology Hardware, Storage and Peripherals — 0.5%
Super Micro Computer, Inc.(1)	110,909	2,390,089
Trading Companies and Distributors — 0.9%
SiteOne Landscape Supply, Inc.(1)	112,653	4,375,442
TOTAL COMMON STOCKS (Cost $460,922,919)		499,929,083
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $15,961,725), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $15,645,130)		15,645,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,722	3,722
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,648,722)		15,648,722
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $476,571,641)		515,577,805
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,505,336)
TOTAL NET ASSETS — 100.0%		$514,072,469

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,212,248	CAD	4,201,235	Morgan Stanley	9/30/16	(6,441)
USD	243,711	CAD	319,510	Morgan Stanley	9/30/16	(1,075)
						(7,516)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	495,979,418	3,949,665	—
Temporary Cash Investments	3,722	15,645,000	—
	495,983,140	19,594,665	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	7,516	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$480,230,057
Gross tax appreciation of investments	$62,519,001
Gross tax depreciation of investments	(27,171,253)
Net tax appreciation (depreciation) of investments	$35,347,748

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
July 31, 2016

Ultra - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.8%
Boeing Co. (The)	1,262,000	168,678,920
United Technologies Corp.	648,000	69,757,200
		238,436,120
Automobiles — 1.4%
Tesla Motors, Inc.(1)	508,000	119,273,320
Banks — 1.8%
JPMorgan Chase & Co.	1,722,000	110,156,340
U.S. Bancorp	1,006,000	42,423,020
		152,579,360
Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A(1)	209,000	38,221,920
Constellation Brands, Inc., Class A	972,000	160,020,360
		198,242,280
Biotechnology — 8.2%
Alexion Pharmaceuticals, Inc.(1)	220,000	28,292,000
Celgene Corp.(1)	2,124,000	238,291,560
Gilead Sciences, Inc.	2,541,000	201,933,270
Ionis Pharmaceuticals, Inc.(1)	586,000	17,105,340
Kite Pharma, Inc.(1)	241,000	13,647,830
Regeneron Pharmaceuticals, Inc.(1)	406,000	172,598,720
Spark Therapeutics, Inc.(1)	326,000	18,888,440
		690,757,160
Capital Markets — 0.7%
T. Rowe Price Group, Inc.	808,000	57,117,520
Chemicals — 2.4%
Ecolab, Inc.	916,000	108,436,080
Monsanto Co.	862,000	92,035,740
		200,471,820
Electrical Equipment — 1.7%
Acuity Brands, Inc.	535,000	140,400,050
Energy Equipment and Services — 0.4%
Core Laboratories NV	307,000	35,860,670
Food and Staples Retailing — 2.3%
Costco Wholesale Corp.	1,150,000	192,303,000
Food Products — 1.2%
Mead Johnson Nutrition Co.	1,130,000	100,796,000
Health Care Equipment and Supplies — 2.5%
Intuitive Surgical, Inc.(1)	295,342	205,487,150
Health Care Providers and Services — 3.8%
Cigna Corp.	424,000	54,679,040
UnitedHealth Group, Inc.	1,832,000	262,342,400
		317,021,440
Health Care Technology — 0.5%
Cerner Corp.(1)	731,000	45,607,090
Hotels, Restaurants and Leisure — 3.4%
Chipotle Mexican Grill, Inc.(1)	74,000	31,375,260

Starbucks Corp.	4,336,000	251,704,800
		283,080,060
Insurance — 1.0%
MetLife, Inc.	1,997,000	85,351,780
Internet and Catalog Retail — 5.5%
Amazon.com, Inc.(1)	516,000	391,545,960
Netflix, Inc.(1)	739,000	67,433,750
		458,979,710
Internet Software and Services — 12.0%
Alphabet, Inc., Class A(1)	328,058	259,605,417
Alphabet, Inc., Class C(1)	350,000	269,076,500
Baidu, Inc. ADR(1)	318,000	50,752,800
Facebook, Inc., Class A(1)	2,786,000	345,296,840
Tencent Holdings Ltd.	3,215,000	77,283,654
		1,002,015,211
IT Services — 6.2%
MasterCard, Inc., Class A	2,381,850	226,847,394
Visa, Inc., Class A	3,806,000	297,058,300
		523,905,694
Machinery — 4.3%
Cummins, Inc.	794,000	97,479,380
Donaldson Co., Inc.	750,000	27,097,500
Flowserve Corp.	1,317,000	63,018,450
WABCO Holdings, Inc.(1)	785,000	78,711,950
Wabtec Corp.	1,367,000	93,639,500
		359,946,780
Media — 5.5%
Scripps Networks Interactive, Inc., Class A	1,151,000	76,035,060
Time Warner, Inc.	2,409,000	184,649,850
Walt Disney Co. (The)	2,099,000	201,399,050
		462,083,960
Oil, Gas and Consumable Fuels — 1.0%
Concho Resources, Inc.(1)	280,000	34,776,000
EOG Resources, Inc.	603,000	49,265,100
		84,041,100
Personal Products — 1.9%
Estee Lauder Cos., Inc. (The), Class A	1,742,000	161,831,800
Pharmaceuticals — 2.0%
Eli Lilly & Co.	661,000	54,790,290
Pfizer, Inc.	3,049,000	112,477,610
		167,267,900
Professional Services — 1.4%
Nielsen Holdings plc	2,105,000	113,375,300
Road and Rail — 0.7%
J.B. Hunt Transport Services, Inc.	722,000	60,019,860
Semiconductors and Semiconductor Equipment — 1.3%
ARM Holdings plc	1,135,000	25,115,372
Linear Technology Corp.	1,425,000	85,485,750
		110,601,122
Software — 4.4%
Microsoft Corp.	1,239,000	70,226,520
NetSuite, Inc.(1)	306,000	33,308,100
Oracle Corp.	1,678,000	68,865,120

salesforce.com, inc.(1)	1,922,000	157,219,600
Splunk, Inc.(1)	672,000	42,026,880
		371,646,220
Specialty Retail — 3.5%
O'Reilly Automotive, Inc.(1)	418,000	121,483,340
TJX Cos., Inc. (The)	2,089,000	170,713,080
		292,196,420
Technology Hardware, Storage and Peripherals — 7.9%
Apple, Inc.	6,336,315	660,307,386
Textiles, Apparel and Luxury Goods — 3.3%
NIKE, Inc., Class B	3,298,000	183,039,000
Under Armour, Inc., Class A(1)	1,000,000	39,460,000
Under Armour, Inc., Class C(1)	1,402,000	50,051,400
		272,550,400
Tobacco — 1.6%
Philip Morris International, Inc.	1,311,000	131,440,860
TOTAL COMMON STOCKS (Cost $3,802,561,012)		8,294,994,543
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875% - 3.00%, 8/15/45 - 11/15/45, valued at $54,425,075), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $53,353,445)		53,353,000
State Street Institutional Liquid Reserves Fund, Premier Class	10,001	10,001
TOTAL TEMPORARY CASH INVESTMENTS (Cost $53,363,001)		53,363,001
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $3,855,924,013)		8,348,357,544
OTHER ASSETS AND LIABILITIES — 0.4%		35,387,499
TOTAL NET ASSETS — 100.0%		$8,383,745,043

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,192,595,517	102,399,026	—
Temporary Cash Investments	10,001	53,353,000	—
	8,192,605,518	155,752,026	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,874,691,164
Gross tax appreciation of investments	$4,505,900,346
Gross tax depreciation of investments	(32,233,966)
Net tax appreciation (depreciation) of investments	$4,473,666,380

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Veedot® Fund
(effective September 7, 2016, renamed
Adaptive Equity Fund)
July 31, 2016

Veedot - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Aerospace and Defense — 3.2%
Curtiss-Wright Corp.	14,204	1,264,014
General Dynamics Corp.	7,219	1,060,399
HEICO Corp.	11,915	828,211
		3,152,624
Automobiles — 0.7%
Ford Motor Co.	58,138	736,027
Banks — 2.7%
SVB Financial Group(1)	68	6,828
U.S. Bancorp	23,658	997,658
Wells Fargo & Co.	19,657	942,946
Westamerica Bancorporation	13,968	657,055
		2,604,487
Beverages — 1.1%
MGP Ingredients, Inc.	24,186	1,039,998
Biotechnology — 2.8%
AbbVie, Inc.	15,412	1,020,737
Amgen, Inc.	6,690	1,150,881
Gilead Sciences, Inc.	6,571	522,197
		2,693,815
Building Products — 1.1%
Lennox International, Inc.	2,397	375,850
Masco Corp.	7,111	259,409
Simpson Manufacturing Co., Inc.	10,140	413,712
		1,048,971
Capital Markets — 3.2%
AllianceBernstein Holding LP	41,715	999,491
E*Trade Financial Corp.(1)	28,457	713,702
Janus Capital Group, Inc.	66,457	1,003,501
Moelis & Co., Class A	14,891	370,637
		3,087,331
Chemicals — 0.7%
International Flavors & Fragrances, Inc.	4,843	645,330
Communications Equipment — 2.0%
Cisco Systems, Inc.	35,668	1,088,944
Juniper Networks, Inc.	21,415	485,906
Lumentum Holdings, Inc.(1)	11,371	343,973
		1,918,823
Construction Materials — 0.5%
Vulcan Materials Co.	4,238	525,427
Consumer Finance — 0.9%
American Express Co.	13,924	897,541
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	3,785	546,062
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	25,474	1,102,770
Verizon Communications, Inc.	17,278	957,374

Zayo Group Holdings, Inc.(1)	12,148	343,788
		2,403,932
Electric Utilities — 0.9%
Exelon Corp.	24,380	908,886
Electrical Equipment — 2.2%
Acuity Brands, Inc.	4,490	1,178,311
Rockwell Automation, Inc.	8,519	974,573
		2,152,884
Electronic Equipment, Instruments and Components — 2.0%
Corning, Inc.	55,236	1,227,344
Keysight Technologies, Inc.(1)	13,204	386,085
Methode Electronics, Inc.	8,529	298,771
		1,912,200
Energy Equipment and Services — 0.6%
Fairmount Santrol Holdings, Inc.(1)	85,047	582,572
Food and Staples Retailing — 2.7%
CVS Health Corp.	10,813	1,002,581
PriceSmart, Inc.	3,960	308,405
Wal-Mart Stores, Inc.	17,786	1,297,845
		2,608,831
Food Products — 1.9%
General Mills, Inc.	11,393	819,043
Post Holdings, Inc.(1)	12,555	1,088,142
		1,907,185
Gas Utilities — 0.8%
ONE Gas, Inc.	11,477	745,546
Health Care Equipment and Supplies — 2.2%
IDEXX Laboratories, Inc.(1)	9,562	896,820
Varian Medical Systems, Inc.(1)	12,830	1,215,514
		2,112,334
Health Care Providers and Services — 3.3%
Anthem, Inc.	7,836	1,029,180
Cardinal Health, Inc.	12,477	1,043,077
HCA Holdings, Inc.(1)	14,957	1,153,634
		3,225,891
Hotels, Restaurants and Leisure — 3.9%
Bojangles', Inc.(1)	50,053	869,921
Buffalo Wild Wings, Inc.(1)	5,683	954,517
Cedar Fair LP	8,688	514,329
Chuy's Holdings, Inc.(1)	26,875	906,225
MGM Resorts International(1)	23,964	574,657
Wingstop, Inc.	50	1,300
		3,820,949
Household Products — 0.9%
Procter & Gamble Co. (The)	10,129	866,941
Independent Power and Renewable Electricity Producers — 1.1%
Ormat Technologies, Inc.	24,701	1,127,354
Industrial Conglomerates — 2.1%
3M Co.	5,675	1,012,193
General Electric Co.	33,334	1,038,021
		2,050,214
Insurance — 2.4%
Chubb Ltd.	10,019	1,254,980

Principal Financial Group, Inc.	23,735	1,106,763
		2,361,743
Internet Software and Services — 1.3%
Alphabet, Inc., Class A(1)	1,229	972,557
NIC, Inc.	13,091	305,282
		1,277,839
IT Services — 4.4%
CoreLogic, Inc.(1)	27,473	1,106,613
Euronet Worldwide, Inc.(1)	13,417	1,023,180
International Business Machines Corp.	6,723	1,079,848
Xerox Corp.	102,244	1,053,113
		4,262,754
Leisure Products — 0.5%
Callaway Golf Co.	47,538	508,657
Life Sciences Tools and Services — 2.0%
Cambrex Corp.(1)	5,423	284,219
PAREXEL International Corp.(1)	15,622	1,044,331
Quintiles Transnational Holdings, Inc.(1)	7,930	615,685
		1,944,235
Machinery — 2.0%
IDEX Corp.	11,099	996,579
Xylem, Inc.	20,184	964,997
		1,961,576
Media — 2.2%
Comcast Corp., Class A	18,087	1,216,351
Walt Disney Co. (The)	9,836	943,764
		2,160,115
Metals and Mining — 1.3%
AK Steel Holding Corp.(1)	135,896	891,477
Coeur Mining, Inc.(1)	26,368	403,958
		1,295,435
Oil, Gas and Consumable Fuels — 6.0%
Callon Petroleum Co.(1)	80,349	915,175
Dominion Midstream Partners LP	35,284	929,028
Exxon Mobil Corp.	15,731	1,399,272
Newfield Exploration Co.(1)	20,539	889,339
Occidental Petroleum Corp.	11,934	891,828
Ship Finance International Ltd.	56,699	856,155
		5,880,797
Paper and Forest Products — 0.8%
Domtar Corp.	20,559	809,408
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	10,641	988,549
Pharmaceuticals — 2.7%
Merck & Co., Inc.	6,724	394,430
Pfizer, Inc.	31,803	1,173,213
Sanofi ADR	24,191	1,031,262
		2,598,905
Professional Services — 1.1%
Equifax, Inc.	8,194	1,085,377
Real Estate Investment Trusts (REITs) — 6.6%
American Tower Corp.	10,009	1,158,742
CareTrust REIT, Inc.	74,498	1,076,496

DuPont Fabros Technology, Inc.	22,326	1,067,852
Equity Residential	11,726	797,251
InfraREIT, Inc.(1)	24,658	435,460
Macerich Co. (The)	6,734	600,942
New Residential Investment Corp.	69,407	948,794
VEREIT, Inc.	28,851	319,092
		6,404,629
Semiconductors and Semiconductor Equipment — 3.5%
Intel Corp.	37,131	1,294,387
NeoPhotonics Corp.(1)	95,884	1,203,344
STMicroelectronics NV	128,834	943,065
		3,440,796
Software — 3.8%
Microsoft Corp.	32,102	1,819,541
RealPage, Inc.(1)	47,828	1,202,874
Varonis Systems, Inc.(1)	28,382	729,134
		3,751,549
Specialty Retail — 4.7%
Burlington Stores, Inc.(1)	14,005	1,071,523
Home Depot, Inc. (The)	9,287	1,283,835
Lowe's Cos., Inc.	15,424	1,269,087
Ulta Salon Cosmetics & Fragrance, Inc.(1)	3,521	919,720
		4,544,165
Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	23,262	2,424,133
Thrifts and Mortgage Finance — 1.0%
Northwest Bancshares, Inc.	66,114	985,760
Tobacco — 1.6%
Altria Group, Inc.	15,894	1,076,024
Philip Morris International, Inc.	4,867	487,965
		1,563,989
TOTAL COMMON STOCKS (Cost $84,383,260)		95,572,566
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $390,150), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $379,003)		379,000
State Street Institutional Liquid Reserves Fund, Premier Class	786	786
TOTAL TEMPORARY CASH INVESTMENTS (Cost $379,786)		379,786
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $84,763,046)		95,952,352
OTHER ASSETS AND LIABILITIES — 1.6%		1,523,075
TOTAL NET ASSETS — 100.0%		$97,475,427

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	49,564	USD	55,120	UBS AG	9/30/16	431
USD	1,428,623	EUR	1,292,667	UBS AG	9/30/16	(20,177)
USD	52,316	EUR	46,926	UBS AG	9/30/16	(278)
USD	48,560	EUR	43,520	UBS AG	9/30/16	(217)
USD	45,893	EUR	41,319	UBS AG	9/30/16	(416)
USD	52,458	EUR	47,518	UBS AG	9/30/16	(799)
USD	90,346	EUR	81,364	UBS AG	9/30/16	(846)
						(22,302)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	95,572,566	—	—
Temporary Cash Investments	786	379,000	—
	95,573,352	379,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	431	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	22,733	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$84,955,120
Gross tax appreciation of investments	$12,769,417
Gross tax depreciation of investments	(1,772,185)
Net tax appreciation (depreciation) of investments	$10,997,232

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 27, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 27, 2016